Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
As of September 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (44.7%)
U.S. Government Securities (44.2%)
United States Treasury Note/Bond	2.875%	5/15/32	300	277
United States Treasury Note/Bond	2.750%	8/15/32	2,947	2,696
United States Treasury Note/Bond	4.750%	2/15/37	3,000	3,323
United States Treasury Note/Bond	5.000%	5/15/37	7,445	8,441
United States Treasury Note/Bond	4.375%	2/15/38	13,253	14,101
United States Treasury Note/Bond	4.500%	5/15/38	13,450	14,490
United States Treasury Note/Bond	3.500%	2/15/39	15,848	15,080
United States Treasury Note/Bond	4.250%	5/15/39	23,380	24,360
United States Treasury Note/Bond	4.500%	8/15/39	16,000	17,165
United States Treasury Note/Bond	4.375%	11/15/39	27,356	28,861
United States Treasury Note/Bond	1.125%	5/15/40	80,675	50,346
United States Treasury Note/Bond	4.375%	5/15/40	31,160	32,762
United States Treasury Note/Bond	1.125%	8/15/40	65,300	40,415
United States Treasury Note/Bond	3.875%	8/15/40	22,565	22,156
United States Treasury Note/Bond	1.375%	11/15/40	113,515	73,324
United States Treasury Note/Bond	4.250%	11/15/40	34,800	35,898
United States Treasury Note/Bond	1.875%	2/15/41	136,513	96,647
United States Treasury Note/Bond	4.750%	2/15/41	30,205	33,216
United States Treasury Note/Bond	2.250%	5/15/41	106,910	80,750
United States Treasury Note/Bond	4.375%	5/15/41	37,045	38,787
United States Treasury Note/Bond	1.750%	8/15/41	146,982	100,453
United States Treasury Note/Bond	2.000%	11/15/41	144,775	103,537
United States Treasury Note/Bond	3.125%	11/15/41	33,137	28,808
United States Treasury Note/Bond	2.375%	2/15/42	146,503	112,212
United States Treasury Note/Bond	3.125%	2/15/42	29,957	26,072
United States Treasury Note/Bond	3.000%	5/15/42	24,135	20,522
United States Treasury Note/Bond	3.250%	5/15/42	64,328	57,061
United States Treasury Note/Bond	2.750%	8/15/42	31,473	25,552
United States Treasury Note/Bond	3.375%	8/15/42	52,848	47,877
United States Treasury Note/Bond	2.750%	11/15/42	55,968	45,308
United States Treasury Note/Bond	3.125%	2/15/43	36,760	31,568
United States Treasury Note/Bond	2.875%	5/15/43	69,470	57,215
United States Treasury Note/Bond	3.625%	8/15/43	53,630	49,960
United States Treasury Note/Bond	3.750%	11/15/43	57,410	54,486
United States Treasury Note/Bond	3.625%	2/15/44	46,094	42,803
United States Treasury Note/Bond	3.125%	8/15/44	28,008	23,912
United States Treasury Note/Bond	2.500%	2/15/45	49,311	37,561
United States Treasury Note/Bond	2.875%	8/15/45	38,207	31,156
United States Treasury Note/Bond	3.000%	11/15/45	24,640	20,551
United States Treasury Note/Bond	2.500%	2/15/46	47,040	35,684
United States Treasury Note/Bond	2.500%	5/15/46	57,131	43,268

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.250%	8/15/46	61,633	44,357
	United States Treasury Note/Bond	2.875%	11/15/46	31,299	25,538
	United States Treasury Note/Bond	3.000%	2/15/47	61,624	51,485
	United States Treasury Note/Bond	3.000%	5/15/47	32,252	26,971
	United States Treasury Note/Bond	2.750%	8/15/47	43,396	34,656
	United States Treasury Note/Bond	2.750%	11/15/47	74,041	59,186
	United States Treasury Note/Bond	3.000%	2/15/48	80,535	67,750
	United States Treasury Note/Bond	3.125%	5/15/48	84,756	73,248
	United States Treasury Note/Bond	3.000%	8/15/48	87,893	74,269
	United States Treasury Note/Bond	3.375%	11/15/48	90,051	81,918
	United States Treasury Note/Bond	3.000%	2/15/49	87,456	74,556
	United States Treasury Note/Bond	2.875%	5/15/49	91,510	76,225
	United States Treasury Note/Bond	2.250%	8/15/49	96,160	70,287
	United States Treasury Note/Bond	2.375%	11/15/49	77,271	58,123
	United States Treasury Note/Bond	2.000%	2/15/50	94,444	64,827
[1]	United States Treasury Note/Bond	1.250%	5/15/50	129,110	72,181
	United States Treasury Note/Bond	1.375%	8/15/50	127,559	73,825
	United States Treasury Note/Bond	1.625%	11/15/50	143,479	88,979
	United States Treasury Note/Bond	1.875%	2/15/51	141,044	93,309
	United States Treasury Note/Bond	2.375%	5/15/51	156,722	117,198
	United States Treasury Note/Bond	2.000%	8/15/51	150,604	102,788
	United States Treasury Note/Bond	1.875%	11/15/51	115,147	76,087
	United States Treasury Note/Bond	2.250%	2/15/52	138,006	100,184
	United States Treasury Note/Bond	2.875%	5/15/52	91,949	77,079
	United States Treasury Note/Bond	3.000%	8/15/52	65,200	56,286
					3,369,973
Agency Bonds and Notes (0.5%)
[2]	AID-Israel	5.500%	9/18/33	1,000	1,094
	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,105
	Federal Home Loan Banks	5.500%	7/15/36	4,055	4,501
[3,4]	Federal Home Loan Mortgage Corp.	0.000%	11/15/38	40	19
[4]	Federal National Mortgage Assn.	5.625%	7/15/37	3,375	3,793
[4]	Federal National Mortgage Assn.	6.210%	8/6/38	770	920
	Tennessee Valley Authority	4.650%	6/15/35	2,510	2,504
	Tennessee Valley Authority	5.880%	4/1/36	4,535	5,053
	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,125
	Tennessee Valley Authority	6.150%	1/15/38	2,450	2,845
	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,291
	Tennessee Valley Authority	5.250%	9/15/39	7,115	7,588
	Tennessee Valley Authority	4.875%	1/15/48	2,650	2,689
	Tennessee Valley Authority	4.250%	9/15/52	950	868
	Tennessee Valley Authority	5.375%	4/1/56	950	1,043
	Tennessee Valley Authority	4.625%	9/15/60	400	391
	Tennessee Valley Authority	4.250%	9/15/65	2,500	2,301
					39,130
Total U.S. Government and Agency Obligations (Cost $4,473,782)					3,409,103
Corporate Bonds (47.6%)
Communications (6.1%)
	Activision Blizzard Inc.	4.500%	6/15/47	625	546
	Activision Blizzard Inc.	2.500%	9/15/50	2,768	1,684
	Alphabet Inc.	1.900%	8/15/40	1,265	812
	Alphabet Inc.	2.050%	8/15/50	4,860	2,862
	Alphabet Inc.	2.250%	8/15/60	3,561	2,022
	America Movil SAB de CV	6.375%	3/1/35	1,618	1,686
	America Movil SAB de CV	6.125%	11/15/37	790	785
	America Movil SAB de CV	6.125%	3/30/40	3,967	3,951

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	America Movil SAB de CV	4.375%	7/16/42	2,439	1,986
	America Movil SAB de CV	4.375%	4/22/49	2,991	2,470
	AT&T Inc.	2.550%	12/1/33	6,643	4,944
	AT&T Inc.	4.500%	5/15/35	5,457	4,724
	AT&T Inc.	4.900%	8/15/37	2,960	2,616
	AT&T Inc.	4.850%	3/1/39	4,195	3,638
	AT&T Inc.	3.500%	6/1/41	5,485	3,954
	AT&T Inc.	4.300%	12/15/42	1,476	1,168
	AT&T Inc.	4.650%	6/1/44	2,175	1,767
	AT&T Inc.	4.350%	6/15/45	748	583
	AT&T Inc.	4.750%	5/15/46	5,915	4,956
[3]	AT&T Inc.	5.150%	11/15/46	3,537	3,087
	AT&T Inc.	4.500%	3/9/48	4,473	3,532
	AT&T Inc.	4.550%	3/9/49	2,432	1,941
	AT&T Inc.	3.650%	6/1/51	6,330	4,317
	AT&T Inc.	3.500%	9/15/53	14,875	9,911
	AT&T Inc.	3.550%	9/15/55	15,922	10,456
	AT&T Inc.	3.800%	12/1/57	13,105	8,867
	AT&T Inc.	3.650%	9/15/59	13,362	8,675
	AT&T Inc.	3.850%	6/1/60	2,875	1,934
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	716	580
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	655	524
[3]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	2,175	1,416
	Charter Communications Operating LLC	4.400%	4/1/33	1,190	983
	Charter Communications Operating LLC	6.384%	10/23/35	4,595	4,234
	Charter Communications Operating LLC	5.375%	4/1/38	1,200	971
	Charter Communications Operating LLC	3.500%	6/1/41	2,017	1,289
	Charter Communications Operating LLC	3.500%	3/1/42	3,150	1,993
	Charter Communications Operating LLC	6.484%	10/23/45	6,952	6,142
	Charter Communications Operating LLC	5.375%	5/1/47	5,264	4,053
	Charter Communications Operating LLC	5.750%	4/1/48	6,104	4,936
	Charter Communications Operating LLC	5.125%	7/1/49	3,022	2,230
	Charter Communications Operating LLC	4.800%	3/1/50	5,877	4,203
	Charter Communications Operating LLC	3.700%	4/1/51	3,813	2,316
	Charter Communications Operating LLC	3.900%	6/1/52	4,646	2,899
	Charter Communications Operating LLC	5.250%	4/1/53	2,075	1,586
	Charter Communications Operating LLC	6.834%	10/23/55	708	651
	Charter Communications Operating LLC	3.850%	4/1/61	3,950	2,314
	Charter Communications Operating LLC	4.400%	12/1/61	3,075	1,967
	Charter Communications Operating LLC	3.950%	6/30/62	1,760	1,046
	Charter Communications Operating LLC	5.500%	4/1/63	2,050	1,562
	Comcast Corp.	4.250%	1/15/33	3,569	3,240
	Comcast Corp.	7.050%	3/15/33	1,059	1,163
	Comcast Corp.	4.200%	8/15/34	1,720	1,515
	Comcast Corp.	5.650%	6/15/35	1,305	1,306
	Comcast Corp.	4.400%	8/15/35	1,650	1,462
	Comcast Corp.	6.500%	11/15/35	697	745
	Comcast Corp.	3.200%	7/15/36	1,416	1,096
	Comcast Corp.	6.450%	3/15/37	1,742	1,847
	Comcast Corp.	3.900%	3/1/38	1,725	1,411
	Comcast Corp.	4.600%	10/15/38	1,847	1,634
	Comcast Corp.	3.250%	11/1/39	4,175	3,070
	Comcast Corp.	3.750%	4/1/40	3,458	2,716
	Comcast Corp.	4.650%	7/15/42	1,695	1,452
	Comcast Corp.	4.600%	8/15/45	1,735	1,452
	Comcast Corp.	3.400%	7/15/46	1,819	1,280
	Comcast Corp.	4.000%	8/15/47	1,505	1,168
	Comcast Corp.	3.969%	11/1/47	5,735	4,386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	4.000%	3/1/48	2,969	2,284
	Comcast Corp.	4.700%	10/15/48	2,925	2,503
	Comcast Corp.	3.999%	11/1/49	5,557	4,255
	Comcast Corp.	3.450%	2/1/50	3,045	2,123
	Comcast Corp.	2.800%	1/15/51	3,575	2,174
	Comcast Corp.	2.887%	11/1/51	7,500	4,685
	Comcast Corp.	2.450%	8/15/52	2,180	1,248
	Comcast Corp.	4.049%	11/1/52	2,108	1,608
	Comcast Corp.	2.937%	11/1/56	11,808	7,049
	Comcast Corp.	4.950%	10/15/58	2,288	1,982
	Comcast Corp.	2.650%	8/15/62	1,314	709
	Comcast Corp.	2.987%	11/1/63	8,367	4,854
	Discovery Communications LLC	5.000%	9/20/37	1,345	1,066
	Discovery Communications LLC	6.350%	6/1/40	1,190	1,047
	Discovery Communications LLC	4.875%	4/1/43	1,016	733
	Discovery Communications LLC	5.200%	9/20/47	2,650	1,960
	Discovery Communications LLC	5.300%	5/15/49	1,974	1,478
	Discovery Communications LLC	4.650%	5/15/50	1,675	1,148
	Discovery Communications LLC	4.000%	9/15/55	3,549	2,113
	Electronic Arts Inc.	2.950%	2/15/51	960	623
	Fox Corp.	5.476%	1/25/39	2,387	2,072
	Fox Corp.	5.576%	1/25/49	3,141	2,695
	Grupo Televisa SAB	6.625%	1/15/40	1,270	1,253
	Grupo Televisa SAB	5.000%	5/13/45	2,230	1,884
	Grupo Televisa SAB	6.125%	1/31/46	1,600	1,579
	Grupo Televisa SAB	5.250%	5/24/49	1,375	1,203
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,601	1,398
[5]	Meta Platforms Inc.	4.450%	8/15/52	3,110	2,541
[5]	Meta Platforms Inc.	4.650%	8/15/62	1,000	806
	NBCUniversal Media LLC	6.400%	4/30/40	100	105
	NBCUniversal Media LLC	4.450%	1/15/43	1,715	1,430
	Orange SA	5.375%	1/13/42	1,205	1,129
	Orange SA	5.500%	2/6/44	1,556	1,484
	Paramount Global	5.500%	5/15/33	875	780
	Paramount Global	6.875%	4/30/36	2,055	1,928
	Paramount Global	5.900%	10/15/40	913	769
	Paramount Global	4.850%	7/1/42	861	619
	Paramount Global	4.375%	3/15/43	3,610	2,414
	Paramount Global	5.850%	9/1/43	1,494	1,193
	Paramount Global	5.250%	4/1/44	779	572
	Paramount Global	4.900%	8/15/44	1,136	796
	Paramount Global	4.600%	1/15/45	1,059	716
	Paramount Global	4.950%	5/19/50	2,327	1,656
	Rogers Communications Inc.	7.500%	8/15/38	1,100	1,221
[5]	Rogers Communications Inc.	4.500%	3/15/42	3,000	2,423
	Rogers Communications Inc.	4.500%	3/15/43	1,755	1,393
	Rogers Communications Inc.	5.450%	10/1/43	315	278
	Rogers Communications Inc.	5.000%	3/15/44	874	716
	Rogers Communications Inc.	4.300%	2/15/48	800	605
	Rogers Communications Inc.	4.350%	5/1/49	1,662	1,253
	Rogers Communications Inc.	3.700%	11/15/49	1,275	874
[5]	Rogers Communications Inc.	4.550%	3/15/52	5,095	4,080
	Telefonica Emisiones SA	7.045%	6/20/36	4,065	4,017
	Telefonica Emisiones SA	4.665%	3/6/38	2,071	1,622
	Telefonica Emisiones SA	5.213%	3/8/47	2,027	1,543
	Telefonica Emisiones SA	4.895%	3/6/48	2,906	2,145
	Telefonica Emisiones SA	5.520%	3/1/49	3,625	2,936
	TELUS Corp.	4.600%	11/16/48	1,030	866

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TELUS Corp.	4.300%	6/15/49	1,546	1,234
	Thomson Reuters Corp.	5.500%	8/15/35	724	681
	Thomson Reuters Corp.	5.850%	4/15/40	1,405	1,352
	Thomson Reuters Corp.	5.650%	11/23/43	600	557
	Time Warner Cable LLC	6.550%	5/1/37	2,020	1,832
	Time Warner Cable LLC	7.300%	7/1/38	2,918	2,771
	Time Warner Cable LLC	6.750%	6/15/39	3,561	3,151
	Time Warner Cable LLC	5.875%	11/15/40	1,412	1,170
	Time Warner Cable LLC	5.500%	9/1/41	3,217	2,541
	Time Warner Cable LLC	4.500%	9/15/42	2,505	1,737
	Time Warner Entertainment Co. LP	8.375%	7/15/33	2,483	2,652
	T-Mobile USA Inc.	4.375%	4/15/40	4,993	4,083
	T-Mobile USA Inc.	3.000%	2/15/41	3,030	2,021
	T-Mobile USA Inc.	4.500%	4/15/50	6,809	5,476
	T-Mobile USA Inc.	3.300%	2/15/51	5,715	3,727
	T-Mobile USA Inc.	3.400%	10/15/52	5,590	3,694
	T-Mobile USA Inc.	3.600%	11/15/60	3,010	1,946
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	1,239	1,057
[3]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	1,499	1,238
[3]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	1,327	1,032
[3]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	2,155	1,759
[3]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	250	170
	Verizon Communications Inc.	4.500%	8/10/33	4,706	4,239
	Verizon Communications Inc.	6.400%	9/15/33	670	700
	Verizon Communications Inc.	4.400%	11/1/34	5,218	4,564
	Verizon Communications Inc.	4.272%	1/15/36	3,629	3,105
	Verizon Communications Inc.	5.250%	3/16/37	4,133	3,896
	Verizon Communications Inc.	4.812%	3/15/39	2,796	2,458
	Verizon Communications Inc.	2.650%	11/20/40	3,285	2,131
	Verizon Communications Inc.	3.400%	3/22/41	12,400	9,077
	Verizon Communications Inc.	2.850%	9/3/41	1,470	975
	Verizon Communications Inc.	4.750%	11/1/41	1,055	913
	Verizon Communications Inc.	4.125%	8/15/46	3,541	2,791
	Verizon Communications Inc.	4.862%	8/21/46	3,952	3,430
	Verizon Communications Inc.	4.522%	9/15/48	3,977	3,301
	Verizon Communications Inc.	4.000%	3/22/50	2,930	2,237
	Verizon Communications Inc.	2.875%	11/20/50	6,400	3,932
	Verizon Communications Inc.	3.550%	3/22/51	9,535	6,733
	Verizon Communications Inc.	3.875%	3/1/52	1,265	940
	Verizon Communications Inc.	2.987%	10/30/56	9,393	5,576
	Verizon Communications Inc.	3.000%	11/20/60	4,495	2,615
	Verizon Communications Inc.	3.700%	3/22/61	5,955	4,052
	Vodafone Group plc	6.250%	11/30/32	620	624
	Vodafone Group plc	6.150%	2/27/37	3,143	2,983
	Vodafone Group plc	5.000%	5/30/38	2,177	1,870
	Vodafone Group plc	4.375%	2/19/43	2,566	1,965
	Vodafone Group plc	5.250%	5/30/48	6,189	5,095
	Vodafone Group plc	4.875%	6/19/49	3,381	2,668
	Vodafone Group plc	4.250%	9/17/50	2,735	1,963
	Vodafone Group plc	5.125%	6/19/59	950	764
	Walt Disney Co.	6.550%	3/15/33	1,296	1,390
	Walt Disney Co.	6.200%	12/15/34	2,081	2,162
	Walt Disney Co.	6.400%	12/15/35	2,201	2,334
	Walt Disney Co.	6.150%	3/1/37	533	551
	Walt Disney Co.	6.650%	11/15/37	1,780	1,947
	Walt Disney Co.	4.625%	3/23/40	1,325	1,196
	Walt Disney Co.	3.500%	5/13/40	2,555	1,974
	Walt Disney Co.	6.150%	2/15/41	880	917

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	5.400%	10/1/43	1,292	1,240
	Walt Disney Co.	4.750%	9/15/44	2,104	1,873
	Walt Disney Co.	4.750%	11/15/46	877	780
	Walt Disney Co.	2.750%	9/1/49	4,585	2,906
	Walt Disney Co.	4.700%	3/23/50	3,135	2,794
	Walt Disney Co.	3.600%	1/13/51	6,000	4,469
	Walt Disney Co.	3.800%	5/13/60	2,605	1,931
[5]	Warnermedia Holdings Inc.	5.050%	3/15/42	9,090	6,804
[5]	Warnermedia Holdings Inc.	5.141%	3/15/52	13,415	9,748
[5]	Warnermedia Holdings Inc.	5.391%	3/15/62	5,640	4,088
					461,930
Consumer Discretionary (2.9%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	480	408
	Alibaba Group Holding Ltd.	4.000%	12/6/37	1,225	940
	Alibaba Group Holding Ltd.	2.700%	2/9/41	2,925	1,790
	Alibaba Group Holding Ltd.	4.200%	12/6/47	4,100	2,958
	Alibaba Group Holding Ltd.	3.150%	2/9/51	3,700	2,170
	Alibaba Group Holding Ltd.	4.400%	12/6/57	1,595	1,148
	Alibaba Group Holding Ltd.	3.250%	2/9/61	1,205	676
	Amazon.com Inc.	4.800%	12/5/34	3,970	3,914
	Amazon.com Inc.	3.875%	8/22/37	7,996	6,962
	Amazon.com Inc.	2.875%	5/12/41	3,328	2,427
	Amazon.com Inc.	4.950%	12/5/44	2,105	2,021
	Amazon.com Inc.	4.050%	8/22/47	5,735	4,868
	Amazon.com Inc.	2.500%	6/3/50	5,745	3,583
	Amazon.com Inc.	3.100%	5/12/51	6,550	4,576
	Amazon.com Inc.	3.950%	4/13/52	3,479	2,859
	Amazon.com Inc.	4.250%	8/22/57	3,595	3,002
	Amazon.com Inc.	2.700%	6/3/60	3,411	2,021
	Amazon.com Inc.	3.250%	5/12/61	3,130	2,107
	Amazon.com Inc.	4.100%	4/13/62	2,415	1,938
[3]	American University	3.672%	4/1/49	1,340	1,042
	Aptiv plc	4.400%	10/1/46	275	198
	Aptiv plc	5.400%	3/15/49	800	655
	Aptiv plc	3.100%	12/1/51	2,825	1,581
	Aptiv plc	4.150%	5/1/52	1,870	1,260
	BorgWarner Inc.	4.375%	3/15/45	1,100	810
[3]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	1,021	724
	Brunswick Corp.	4.400%	9/15/32	850	688
	Brunswick Corp.	5.100%	4/1/52	750	513
[3]	California Endowment	2.498%	4/1/51	625	398
	California Institute of Technology	4.321%	8/1/45	1,025	897
	California Institute of Technology	4.700%	11/1/11	430	358
	California Institute of Technology	3.650%	9/1/19	1,190	745
[3]	Case Western Reserve University	5.405%	6/1/22	525	479
	Claremont Mckenna College	3.775%	1/1/22	650	408
	Cleveland Clinic Foundation	4.858%	1/1/14	790	668
	Darden Restaurants Inc.	4.550%	2/15/48	700	525
	Dick's Sporting Goods Inc.	4.100%	1/15/52	1,485	918
[3]	Duke University	2.682%	10/1/44	865	621
[3]	Duke University	2.757%	10/1/50	650	438
[3]	Duke University	2.832%	10/1/55	1,275	833
	eBay Inc.	4.000%	7/15/42	1,480	1,107
	eBay Inc.	3.650%	5/10/51	2,265	1,513
[3]	Emory University	2.969%	9/1/50	835	585
[3]	Ford Foundation	2.415%	6/1/50	956	591
[3]	Ford Foundation	2.815%	6/1/70	1,230	725

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fortune Brands Home & Security Inc.	4.500%	3/25/52	1,025	707
	General Motors Co.	5.600%	10/15/32	1,750	1,561
	General Motors Co.	5.000%	4/1/35	900	734
	General Motors Co.	6.600%	4/1/36	2,931	2,738
	General Motors Co.	5.150%	4/1/38	1,785	1,446
	General Motors Co.	6.250%	10/2/43	3,297	2,870
	General Motors Co.	5.200%	4/1/45	2,723	2,086
	General Motors Co.	6.750%	4/1/46	1,865	1,700
	General Motors Co.	5.400%	4/1/48	1,317	1,039
	General Motors Co.	5.950%	4/1/49	1,300	1,085
[3]	George Washington University	4.300%	9/15/44	865	736
	George Washington University	4.868%	9/15/45	375	342
[3]	George Washington University	4.126%	9/15/48	1,634	1,332
[3]	Georgetown University	4.315%	4/1/49	750	615
[3]	Georgetown University	2.943%	4/1/50	715	465
[3]	Georgetown University	5.215%	10/1/18	520	439
	Harley-Davidson Inc.	4.625%	7/28/45	555	404
	Hasbro Inc.	6.350%	3/15/40	519	498
	Hasbro Inc.	5.100%	5/15/44	1,027	839
	Home Depot Inc.	5.875%	12/16/36	5,899	6,136
	Home Depot Inc.	3.300%	4/15/40	2,238	1,714
	Home Depot Inc.	5.400%	9/15/40	1,000	985
	Home Depot Inc.	5.950%	4/1/41	1,835	1,906
	Home Depot Inc.	4.200%	4/1/43	1,841	1,547
	Home Depot Inc.	4.875%	2/15/44	2,288	2,102
	Home Depot Inc.	4.400%	3/15/45	1,147	976
	Home Depot Inc.	4.250%	4/1/46	4,054	3,404
	Home Depot Inc.	3.900%	6/15/47	2,425	1,930
	Home Depot Inc.	4.500%	12/6/48	2,815	2,463
	Home Depot Inc.	3.125%	12/15/49	2,550	1,752
	Home Depot Inc.	3.350%	4/15/50	4,563	3,275
	Home Depot Inc.	2.375%	3/15/51	2,300	1,355
	Home Depot Inc.	2.750%	9/15/51	2,040	1,300
	Home Depot Inc.	3.625%	4/15/52	2,575	1,943
	Home Depot Inc.	3.500%	9/15/56	1,158	822
[3]	Howard University	5.209%	10/1/52	625	528
	JD.com Inc.	4.125%	1/14/50	545	397
[3]	Johns Hopkins University	4.083%	7/1/53	831	707
[3]	Johns Hopkins University	2.813%	1/1/60	575	361
	Kohl's Corp.	5.550%	7/17/45	785	467
	Lear Corp.	5.250%	5/15/49	675	533
	Lear Corp.	3.550%	1/15/52	925	546
	Leggett & Platt Inc.	3.500%	11/15/51	1,300	886
	Leland Stanford Junior University	3.647%	5/1/48	1,980	1,665
	Leland Stanford Junior University	2.413%	6/1/50	675	431
	Lowe's Cos. Inc.	5.000%	4/15/40	1,390	1,233
	Lowe's Cos. Inc.	2.800%	9/15/41	790	507
	Lowe's Cos. Inc.	4.250%	9/15/44	448	339
	Lowe's Cos. Inc.	3.700%	4/15/46	2,116	1,515
	Lowe's Cos. Inc.	4.050%	5/3/47	2,565	1,927
	Lowe's Cos. Inc.	4.550%	4/5/49	1,300	1,046
	Lowe's Cos. Inc.	5.125%	4/15/50	1,015	911
	Lowe's Cos. Inc.	3.000%	10/15/50	3,725	2,278
	Lowe's Cos. Inc.	4.250%	4/1/52	3,288	2,504
	Lowe's Cos. Inc.	5.625%	4/15/53	1,500	1,387
	Lowe's Cos. Inc.	4.450%	4/1/62	2,900	2,174
	Lowe's Cos. Inc.	5.800%	9/15/62	1,600	1,471
[3]	Marriott International Inc.	3.500%	10/15/32	2,680	2,156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Marriott International Inc.	2.750%	10/15/33	100	72
	Masco Corp.	4.500%	5/15/47	729	560
	Masco Corp.	3.125%	2/15/51	520	314
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	785	703
[3]	Massachusetts Institute of Technology	2.989%	7/1/50	1,609	1,178
	Massachusetts Institute of Technology	3.067%	4/1/52	1,000	732
	Massachusetts Institute of Technology	5.600%	7/1/11	1,485	1,512
	Massachusetts Institute of Technology	4.678%	7/1/14	995	849
	Massachusetts Institute of Technology	3.885%	7/1/16	916	658
[3]	McDonald's Corp.	4.700%	12/9/35	2,870	2,637
[3]	McDonald's Corp.	6.300%	10/15/37	794	824
[3]	McDonald's Corp.	6.300%	3/1/38	1,881	1,968
[3]	McDonald's Corp.	5.700%	2/1/39	1,827	1,804
[3]	McDonald's Corp.	4.875%	7/15/40	1,315	1,184
[3]	McDonald's Corp.	3.700%	2/15/42	744	562
[3]	McDonald's Corp.	3.625%	5/1/43	975	726
[3]	McDonald's Corp.	4.600%	5/26/45	944	799
[3]	McDonald's Corp.	4.875%	12/9/45	1,391	1,234
[3]	McDonald's Corp.	4.450%	3/1/47	513	431
[3]	McDonald's Corp.	4.450%	9/1/48	1,085	908
[3]	McDonald's Corp.	3.625%	9/1/49	4,125	3,007
[3]	McDonald's Corp.	4.200%	4/1/50	2,285	1,836
	McDonald's Corp.	5.150%	9/9/52	200	186
	MDC Holdings Inc.	6.000%	1/15/43	1,438	1,096
	MDC Holdings Inc.	3.966%	8/6/61	25	13
	NIKE Inc.	3.250%	3/27/40	2,245	1,729
	NIKE Inc.	3.625%	5/1/43	1,250	976
	NIKE Inc.	3.875%	11/1/45	994	805
	NIKE Inc.	3.375%	11/1/46	1,105	831
	NIKE Inc.	3.375%	3/27/50	3,048	2,256
[3]	Northwestern University	4.643%	12/1/44	1,285	1,223
[3]	Northwestern University	2.640%	12/1/50	500	337
[3]	Northwestern University	3.662%	12/1/57	607	473
	Owens Corning	7.000%	12/1/36	530	547
	Owens Corning	4.300%	7/15/47	1,170	869
	Owens Corning	4.400%	1/30/48	1,077	806
	President & Fellows of Harvard College	4.875%	10/15/40	715	704
	President & Fellows of Harvard College	3.150%	7/15/46	625	481
	President & Fellows of Harvard College	2.517%	10/15/50	880	573
	President & Fellows of Harvard College	3.745%	11/15/52	1,000	834
	President & Fellows of Harvard College	3.300%	7/15/56	945	704
	PulteGroup Inc.	6.375%	5/15/33	575	540
	PulteGroup Inc.	6.000%	2/15/35	500	451
[3]	Rockefeller Foundation	2.492%	10/1/50	1,120	698
	Snap-on Inc.	4.100%	3/1/48	1,195	1,015
	Snap-on Inc.	3.100%	5/1/50	1,000	714
	Stanley Black & Decker Inc.	5.200%	9/1/40	750	701
	Stanley Black & Decker Inc.	4.850%	11/15/48	1,923	1,699
	Starbucks Corp.	4.300%	6/15/45	835	682
	Starbucks Corp.	3.750%	12/1/47	1,318	974
	Starbucks Corp.	4.500%	11/15/48	995	822
	Starbucks Corp.	4.450%	8/15/49	2,035	1,666
	Starbucks Corp.	3.350%	3/12/50	600	408
	Starbucks Corp.	3.500%	11/15/50	2,675	1,876
	Thomas Jefferson University	3.847%	11/1/57	1,025	755
	TJX Cos. Inc.	4.500%	4/15/50	337	295
[3]	Trustees of Boston College	3.129%	7/1/52	675	468
[3]	Trustees of Boston University	4.061%	10/1/48	795	653

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Trustees of Princeton University	5.700%	3/1/39	835	902
[3]	Trustees of Princeton University	2.516%	7/1/50	1,702	1,159
	Trustees of Princeton University	4.201%	3/1/52	725	654
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/50	400	252
	Trustees of the University of Pennsylvania	4.674%	9/1/12	770	642
	Trustees of the University of Pennsylvania	3.610%	2/15/19	550	355
[3]	University of Chicago	2.547%	4/1/50	1,358	905
[3]	University of Chicago	4.003%	10/1/53	1,386	1,157
[3]	University of Miami	4.063%	4/1/52	1,050	851
[3]	University of Notre Dame du Lac	3.438%	2/15/45	899	711
[3]	University of Notre Dame du Lac	3.394%	2/15/48	790	613
[3]	University of Southern California	3.028%	10/1/39	1,345	1,034
[3]	University of Southern California	3.841%	10/1/47	175	147
	University of Southern California	2.805%	10/1/50	575	396
[3]	University of Southern California	2.945%	10/1/51	810	563
	University of Southern California	5.250%	10/1/11	665	628
[3]	University of Southern California	3.226%	10/1/20	651	377
[3]	Washington University	3.524%	4/15/54	1,000	784
	Washington University	4.349%	4/15/22	1,000	772
	Whirlpool Corp.	4.500%	6/1/46	1,000	753
	Whirlpool Corp.	4.600%	5/15/50	940	707
[3]	William Marsh Rice University	3.574%	5/15/45	689	574
[3]	William Marsh Rice University	3.774%	5/15/55	825	671
[3]	Yale University	2.402%	4/15/50	465	301
					221,129
Consumer Staples (3.7%)
	Altria Group Inc.	5.800%	2/14/39	994	861
	Altria Group Inc.	3.400%	2/4/41	2,130	1,343
	Altria Group Inc.	4.250%	8/9/42	2,217	1,515
	Altria Group Inc.	4.500%	5/2/43	3,911	2,755
	Altria Group Inc.	5.375%	1/31/44	4,587	3,715
	Altria Group Inc.	3.875%	9/16/46	975	618
	Altria Group Inc.	5.950%	2/14/49	4,040	3,350
	Altria Group Inc.	4.450%	5/6/50	2,100	1,403
	Altria Group Inc.	3.700%	2/4/51	3,340	2,000
	Altria Group Inc.	6.200%	2/14/59	230	200
	Altria Group Inc.	4.000%	2/4/61	1,690	1,037
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	6,527	5,884
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	19,282	16,711
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	3,472	3,127
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	2,548	1,975
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	3,575	2,959
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,243	1,911
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,080	1,079
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	4,509	3,854
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,732	2,078
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	3,902	3,703
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,862	2,188
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,554	1,315
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	2,263	2,012
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	3,302	2,513
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	6,415	5,318
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	4,151	3,364
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	3,983	3,747
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	1,209	994
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	4,265	3,472
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	3,185	3,043
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	1,654	1,315

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Archer-Daniels-Midland Co.	5.935%	10/1/32	1,690	1,786
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,455	1,460
	Archer-Daniels-Midland Co.	4.535%	3/26/42	170	153
	Archer-Daniels-Midland Co.	3.750%	9/15/47	812	657
	Archer-Daniels-Midland Co.	4.500%	3/15/49	490	446
	Archer-Daniels-Midland Co.	2.700%	9/15/51	880	582
	BAT Capital Corp.	4.390%	8/15/37	5,500	3,929
	BAT Capital Corp.	3.734%	9/25/40	1,230	789
	BAT Capital Corp.	4.540%	8/15/47	3,835	2,555
	BAT Capital Corp.	4.758%	9/6/49	1,912	1,311
	BAT Capital Corp.	5.282%	4/2/50	744	550
	BAT Capital Corp.	3.984%	9/25/50	1,013	626
	BAT Capital Corp.	5.650%	3/16/52	1,650	1,262
	Brown-Forman Corp.	4.500%	7/15/45	1,890	1,637
	Campbell Soup Co.	4.800%	3/15/48	857	720
	Campbell Soup Co.	3.125%	4/24/50	1,448	923
	Church & Dwight Co. Inc.	3.950%	8/1/47	780	610
	Church & Dwight Co. Inc.	5.000%	6/15/52	1,000	918
	Coca-Cola Co.	4.125%	3/25/40	100	87
	Coca-Cola Co.	2.500%	6/1/40	500	350
	Coca-Cola Co.	2.875%	5/5/41	1,590	1,171
	Coca-Cola Co.	4.200%	3/25/50	2,350	2,089
	Coca-Cola Co.	2.600%	6/1/50	3,825	2,460
	Coca-Cola Co.	3.000%	3/5/51	1,460	1,020
	Coca-Cola Co.	2.500%	3/15/51	4,340	2,712
	Coca-Cola Co.	2.750%	6/1/60	1,340	836
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	625	458
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,175	1,113
[3]	Colgate-Palmolive Co.	4.000%	8/15/45	985	825
[3]	Colgate-Palmolive Co.	3.700%	8/1/47	1,015	840
	Conagra Brands Inc.	5.300%	11/1/38	1,215	1,066
	Conagra Brands Inc.	5.400%	11/1/48	840	734
	Constellation Brands Inc.	4.500%	5/9/47	1,300	1,051
	Constellation Brands Inc.	4.100%	2/15/48	1,647	1,259
	Constellation Brands Inc.	5.250%	11/15/48	977	878
	Constellation Brands Inc.	3.750%	5/1/50	2,075	1,503
	Diageo Capital plc	5.875%	9/30/36	1,570	1,615
	Diageo Capital plc	3.875%	4/29/43	1,050	845
	Diageo Investment Corp.	7.450%	4/15/35	975	1,139
	Diageo Investment Corp.	4.250%	5/11/42	477	402
	Dollar General Corp.	4.125%	4/3/50	1,075	839
	Dollar Tree Inc.	3.375%	12/1/51	975	636
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,000	1,058
	Estee Lauder Cos. Inc.	4.375%	6/15/45	715	619
	Estee Lauder Cos. Inc.	4.150%	3/15/47	740	619
	Estee Lauder Cos. Inc.	3.125%	12/1/49	1,400	988
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	1,925	1,550
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	2,455	1,680
	General Mills Inc.	5.400%	6/15/40	136	131
	General Mills Inc.	3.000%	2/1/51	2,449	1,603
[5]	GSK Consumer Healthcare Capital US LLC	4.000%	3/24/52	1,700	1,252
	Hershey Co.	3.125%	11/15/49	705	501
	Hormel Foods Corp.	3.050%	6/3/51	1,370	946
	Ingredion Inc.	3.900%	6/1/50	440	316
	J M Smucker Co.	4.250%	3/15/35	2,067	1,755
	J M Smucker Co.	2.750%	9/15/41	480	309
	J M Smucker Co.	3.550%	3/15/50	590	396
[5]	JBS USA LUX SA	5.750%	4/1/33	2,385	2,157

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	JBS USA LUX SA	4.375%	2/2/52	1,725	1,144
[5]	JBS USA LUX SA	6.500%	12/1/52	1,900	1,686
	Kellogg Co.	4.500%	4/1/46	659	562
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,520	1,230
	Keurig Dr Pepper Inc.	4.420%	12/15/46	900	718
	Keurig Dr Pepper Inc.	3.800%	5/1/50	1,883	1,339
	Keurig Dr Pepper Inc.	3.350%	3/15/51	1,250	819
	Keurig Dr Pepper Inc.	4.500%	4/15/52	2,300	1,819
	Kimberly-Clark Corp.	6.625%	8/1/37	1,450	1,616
	Kimberly-Clark Corp.	5.300%	3/1/41	849	829
	Kimberly-Clark Corp.	3.200%	7/30/46	763	541
	Kimberly-Clark Corp.	2.875%	2/7/50	935	631
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	824	815
	Kraft Heinz Foods Co.	5.000%	7/15/35	2,370	2,147
	Kraft Heinz Foods Co.	6.875%	1/26/39	1,525	1,570
	Kraft Heinz Foods Co.	6.500%	2/9/40	1,350	1,356
	Kraft Heinz Foods Co.	5.200%	7/15/45	4,145	3,604
	Kraft Heinz Foods Co.	4.375%	6/1/46	6,010	4,682
	Kraft Heinz Foods Co.	4.875%	10/1/49	4,385	3,623
	Kraft Heinz Foods Co.	5.500%	6/1/50	2,780	2,509
	Kroger Co.	8.000%	9/15/29	775	875
	Kroger Co.	6.900%	4/15/38	1,225	1,319
	Kroger Co.	5.400%	7/15/40	1,235	1,139
	Kroger Co.	5.000%	4/15/42	883	778
	Kroger Co.	5.150%	8/1/43	859	766
	Kroger Co.	3.875%	10/15/46	1,470	1,114
	Kroger Co.	4.450%	2/1/47	1,845	1,511
	Kroger Co.	4.650%	1/15/48	1,261	1,065
	Kroger Co.	3.950%	1/15/50	652	498
	McCormick & Co. Inc.	4.200%	8/15/47	735	591
	Mead Johnson Nutrition Co.	5.900%	11/1/39	790	820
	Mead Johnson Nutrition Co.	4.600%	6/1/44	1,294	1,155
	Molson Coors Beverage Co.	5.000%	5/1/42	2,902	2,447
	Molson Coors Beverage Co.	4.200%	7/15/46	2,706	2,014
	Mondelez International Inc.	1.875%	10/15/32	1,255	915
	Mondelez International Inc.	2.625%	9/4/50	2,712	1,612
	PepsiCo Inc.	3.500%	3/19/40	540	440
	PepsiCo Inc.	2.625%	10/21/41	1,130	789
	PepsiCo Inc.	4.000%	3/5/42	1,783	1,525
	PepsiCo Inc.	3.600%	8/13/42	1,285	1,028
	PepsiCo Inc.	4.250%	10/22/44	968	847
	PepsiCo Inc.	4.450%	4/14/46	2,163	1,993
	PepsiCo Inc.	3.450%	10/6/46	1,775	1,390
	PepsiCo Inc.	4.000%	5/2/47	1,303	1,108
	PepsiCo Inc.	3.375%	7/29/49	1,215	929
	PepsiCo Inc.	2.875%	10/15/49	2,500	1,771
	PepsiCo Inc.	3.625%	3/19/50	2,605	2,124
	PepsiCo Inc.	2.750%	10/21/51	665	449
	PepsiCo Inc.	3.875%	3/19/60	1,150	939
	Philip Morris International Inc.	6.375%	5/16/38	2,608	2,475
	Philip Morris International Inc.	4.375%	11/15/41	835	615
	Philip Morris International Inc.	4.500%	3/20/42	2,270	1,681
	Philip Morris International Inc.	3.875%	8/21/42	2,305	1,549
	Philip Morris International Inc.	4.125%	3/4/43	2,245	1,560
	Philip Morris International Inc.	4.875%	11/15/43	1,592	1,218
	Philip Morris International Inc.	4.250%	11/10/44	289	202
	Procter & Gamble Co.	5.800%	8/15/34	150	161
	Procter & Gamble Co.	5.550%	3/5/37	1,269	1,338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Procter & Gamble Co.	3.550%	3/25/40	1,631	1,368
	Procter & Gamble Co.	3.500%	10/25/47	988	798
	Reynolds American Inc.	5.700%	8/15/35	1,831	1,546
	Reynolds American Inc.	7.250%	6/15/37	867	815
	Reynolds American Inc.	6.150%	9/15/43	1,340	1,111
	Reynolds American Inc.	5.850%	8/15/45	4,227	3,315
	Sysco Corp.	6.600%	4/1/40	1,807	1,915
	Sysco Corp.	4.850%	10/1/45	1,440	1,220
	Sysco Corp.	4.500%	4/1/46	690	561
	Sysco Corp.	4.450%	3/15/48	1,900	1,500
	Sysco Corp.	3.300%	2/15/50	650	423
	Sysco Corp.	6.600%	4/1/50	1,874	1,962
	Sysco Corp.	3.150%	12/14/51	520	328
	Target Corp.	6.350%	11/1/32	100	109
	Target Corp.	6.500%	10/15/37	940	1,012
	Target Corp.	7.000%	1/15/38	1,760	2,015
	Target Corp.	4.000%	7/1/42	400	335
	Target Corp.	3.625%	4/15/46	1,200	924
	Target Corp.	3.900%	11/15/47	735	593
	Target Corp.	2.950%	1/15/52	1,700	1,142
	Tyson Foods Inc.	4.875%	8/15/34	1,990	1,842
	Tyson Foods Inc.	5.150%	8/15/44	98	87
	Tyson Foods Inc.	4.550%	6/2/47	540	446
	Tyson Foods Inc.	5.100%	9/28/48	2,210	1,963
	Unilever Capital Corp.	5.900%	11/15/32	2,438	2,581
[3]	Unilever Capital Corp.	2.625%	8/12/51	500	323
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	2,866	2,302
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	1,410	1,009
	Walmart Inc.	5.250%	9/1/35	2,755	2,826
	Walmart Inc.	6.200%	4/15/38	2,888	3,232
	Walmart Inc.	3.950%	6/28/38	2,382	2,118
	Walmart Inc.	5.625%	4/1/40	382	406
	Walmart Inc.	5.000%	10/25/40	1,719	1,674
	Walmart Inc.	5.625%	4/15/41	1,190	1,262
	Walmart Inc.	2.500%	9/22/41	881	614
	Walmart Inc.	4.000%	4/11/43	976	838
	Walmart Inc.	3.625%	12/15/47	942	765
	Walmart Inc.	4.050%	6/29/48	2,583	2,243
	Walmart Inc.	2.950%	9/24/49	975	700
	Walmart Inc.	2.650%	9/22/51	2,850	1,922
					284,216
Energy (4.3%)
	Baker Hughes Holdings LLC	5.125%	9/15/40	2,413	2,129
	Baker Hughes Holdings LLC	4.080%	12/15/47	2,096	1,559
	Boardwalk Pipelines LP	3.600%	9/1/32	980	777
	BP Capital Markets America Inc.	3.060%	6/17/41	2,315	1,656
	BP Capital Markets America Inc.	3.000%	2/24/50	4,125	2,679
	BP Capital Markets America Inc.	2.772%	11/10/50	3,749	2,326
	BP Capital Markets America Inc.	2.939%	6/4/51	4,745	3,013
	BP Capital Markets America Inc.	3.001%	3/17/52	2,800	1,811
	BP Capital Markets America Inc.	3.379%	2/8/61	3,990	2,607
	Canadian Natural Resources Ltd.	6.450%	6/30/33	1,379	1,363
	Canadian Natural Resources Ltd.	5.850%	2/1/35	1,259	1,186
	Canadian Natural Resources Ltd.	6.500%	2/15/37	1,325	1,274
	Canadian Natural Resources Ltd.	6.250%	3/15/38	560	539
	Canadian Natural Resources Ltd.	6.750%	2/1/39	600	605
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/47	1,775	1,510
	Cenovus Energy Inc.	5.250%	6/15/37	1,355	1,193

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cenovus Energy Inc.	6.800%	9/15/37	1,000	1,007
	Cenovus Energy Inc.	6.750%	11/15/39	1,143	1,134
	Cenovus Energy Inc.	5.400%	6/15/47	2,025	1,746
	Cenovus Energy Inc.	3.750%	2/15/52	755	512
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	2,015	1,453
	Chevron Corp.	3.078%	5/11/50	1,595	1,133
	Chevron USA Inc.	5.250%	11/15/43	1,414	1,373
	Chevron USA Inc.	2.343%	8/12/50	1,317	805
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	2,300	1,889
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	1,100	736
	CNOOC Petroleum North America ULC	5.875%	3/10/35	1,550	1,508
	CNOOC Petroleum North America ULC	6.400%	5/15/37	3,600	3,674
	CNOOC Petroleum North America ULC	7.500%	7/30/39	400	462
	ConocoPhillips	5.900%	10/15/32	1,084	1,127
	ConocoPhillips	5.900%	5/15/38	2,622	2,675
	ConocoPhillips	6.500%	2/1/39	1,270	1,378
	ConocoPhillips	4.875%	10/1/47	720	645
	ConocoPhillips Co.	4.300%	11/15/44	3,277	2,723
	ConocoPhillips Co.	3.800%	3/15/52	2,325	1,783
[5]	ConocoPhillips Co.	4.025%	3/15/62	3,582	2,723
	Continental Resources Inc.	4.900%	6/1/44	812	579
	DCP Midstream Operating LP	5.600%	4/1/44	810	725
	Devon Energy Corp.	5.600%	7/15/41	1,891	1,697
	Devon Energy Corp.	4.750%	5/15/42	1,447	1,180
	Devon Energy Corp.	5.000%	6/15/45	1,705	1,421
	Diamondback Energy Inc.	4.400%	3/24/51	965	729
	Diamondback Energy Inc.	4.250%	3/15/52	1,645	1,207
[3]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	925	771
[3]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	850	694
[3]	Enbridge Energy Partners LP	7.500%	4/15/38	1,166	1,257
	Enbridge Energy Partners LP	5.500%	9/15/40	1,125	1,027
	Enbridge Energy Partners LP	7.375%	10/15/45	2,025	2,191
	Enbridge Inc.	2.500%	8/1/33	1,458	1,096
	Enbridge Inc.	4.500%	6/10/44	545	435
	Enbridge Inc.	5.500%	12/1/46	409	381
	Enbridge Inc.	4.000%	11/15/49	1,075	815
	Enbridge Inc.	3.400%	8/1/51	2,335	1,573
	Energy Transfer LP	4.900%	3/15/35	1,187	1,002
	Energy Transfer LP	6.625%	10/15/36	926	879
[3]	Energy Transfer LP	5.800%	6/15/38	1,730	1,518
	Energy Transfer LP	7.500%	7/1/38	1,185	1,201
	Energy Transfer LP	6.050%	6/1/41	1,150	1,033
	Energy Transfer LP	6.500%	2/1/42	1,955	1,818
	Energy Transfer LP	6.100%	2/15/42	337	296
	Energy Transfer LP	5.150%	2/1/43	989	779
	Energy Transfer LP	5.950%	10/1/43	1,100	955
	Energy Transfer LP	5.300%	4/1/44	1,408	1,124
	Energy Transfer LP	5.000%	5/15/44	955	742
	Energy Transfer LP	5.150%	3/15/45	1,975	1,563
	Energy Transfer LP	5.350%	5/15/45	1,750	1,412
	Energy Transfer LP	6.125%	12/15/45	1,645	1,438
	Energy Transfer LP	5.300%	4/15/47	1,865	1,492
	Energy Transfer LP	5.400%	10/1/47	3,135	2,543
	Energy Transfer LP	6.000%	6/15/48	1,952	1,691
	Energy Transfer LP	6.250%	4/15/49	3,906	3,489
	Energy Transfer LP	5.000%	5/15/50	3,208	2,507
[3]	Enterprise Products Operating LLC	6.875%	3/1/33	1,000	1,064
[3]	Enterprise Products Operating LLC	6.650%	10/15/34	1,245	1,285

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	7.550%	4/15/38	835	913
	Enterprise Products Operating LLC	6.125%	10/15/39	680	668
	Enterprise Products Operating LLC	5.700%	2/15/42	2,275	2,104
	Enterprise Products Operating LLC	4.850%	8/15/42	2,680	2,274
	Enterprise Products Operating LLC	4.450%	2/15/43	1,258	1,019
	Enterprise Products Operating LLC	4.850%	3/15/44	1,603	1,340
	Enterprise Products Operating LLC	5.100%	2/15/45	2,240	1,918
	Enterprise Products Operating LLC	4.900%	5/15/46	1,980	1,688
	Enterprise Products Operating LLC	4.250%	2/15/48	3,800	2,938
	Enterprise Products Operating LLC	4.800%	2/1/49	3,025	2,493
	Enterprise Products Operating LLC	4.200%	1/31/50	3,190	2,435
	Enterprise Products Operating LLC	3.700%	1/31/51	1,910	1,344
	Enterprise Products Operating LLC	3.200%	2/15/52	2,260	1,446
	Enterprise Products Operating LLC	3.300%	2/15/53	915	599
	Enterprise Products Operating LLC	4.950%	10/15/54	1,092	890
	Enterprise Products Operating LLC	3.950%	1/31/60	2,555	1,759
	EOG Resources Inc.	3.900%	4/1/35	983	840
	EOG Resources Inc.	4.950%	4/15/50	1,205	1,126
	Exxon Mobil Corp.	2.995%	8/16/39	862	643
	Exxon Mobil Corp.	4.227%	3/19/40	5,317	4,622
	Exxon Mobil Corp.	3.567%	3/6/45	2,675	2,024
	Exxon Mobil Corp.	4.114%	3/1/46	3,057	2,532
	Exxon Mobil Corp.	3.095%	8/16/49	2,605	1,821
	Exxon Mobil Corp.	4.327%	3/19/50	6,535	5,569
	Exxon Mobil Corp.	3.452%	4/15/51	5,230	3,889
	Halliburton Co.	4.850%	11/15/35	2,876	2,502
	Halliburton Co.	6.700%	9/15/38	1,761	1,771
	Halliburton Co.	4.500%	11/15/41	1,890	1,494
	Halliburton Co.	4.750%	8/1/43	3,365	2,689
	Halliburton Co.	5.000%	11/15/45	2,438	2,029
	Hess Corp.	7.125%	3/15/33	1,450	1,519
	Hess Corp.	6.000%	1/15/40	1,136	1,052
	Hess Corp.	5.600%	2/15/41	2,315	2,029
	Hess Corp.	5.800%	4/1/47	875	786
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	835	873
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,592	1,491
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	925	900
[3]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	1,965	1,974
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	706	676
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,241	1,184
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,796	1,671
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	1,230	1,055
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,012	830
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	885	692
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,440	1,167
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	2,786	2,344
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	900	764
	Kinder Morgan Inc.	5.550%	6/1/45	4,247	3,716
	Kinder Morgan Inc.	5.050%	2/15/46	1,648	1,349
	Kinder Morgan Inc.	5.200%	3/1/48	1,470	1,235
	Kinder Morgan Inc.	3.250%	8/1/50	964	604
	Magellan Midstream Partners LP	5.150%	10/15/43	1,890	1,586
	Magellan Midstream Partners LP	4.250%	9/15/46	1,150	860
	Magellan Midstream Partners LP	4.200%	10/3/47	1,795	1,328
	Magellan Midstream Partners LP	3.950%	3/1/50	1,048	746
	Marathon Oil Corp.	6.600%	10/1/37	1,545	1,503
	Marathon Oil Corp.	5.200%	6/1/45	840	704
	Marathon Petroleum Corp.	6.500%	3/1/41	2,496	2,471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marathon Petroleum Corp.	4.750%	9/15/44	1,202	964
	Marathon Petroleum Corp.	4.500%	4/1/48	1,040	791
	Marathon Petroleum Corp.	5.000%	9/15/54	1,025	821
	MPLX LP	4.500%	4/15/38	3,232	2,596
	MPLX LP	5.200%	3/1/47	1,694	1,396
[5]	MPLX LP	5.200%	12/1/47	600	489
	MPLX LP	5.200%	12/1/47	742	605
	MPLX LP	4.700%	4/15/48	3,185	2,437
	MPLX LP	5.500%	2/15/49	2,619	2,232
	MPLX LP	4.900%	4/15/58	1,200	898
	NOV Inc.	3.950%	12/1/42	1,225	813
	ONEOK Inc.	6.000%	6/15/35	660	598
	ONEOK Inc.	4.950%	7/13/47	1,850	1,428
	ONEOK Inc.	5.200%	7/15/48	505	405
	ONEOK Inc.	4.450%	9/1/49	1,255	894
	ONEOK Inc.	4.500%	3/15/50	1,200	866
	ONEOK Inc.	7.150%	1/15/51	884	843
	ONEOK Partners LP	6.650%	10/1/36	980	930
	ONEOK Partners LP	6.850%	10/15/37	1,790	1,712
	ONEOK Partners LP	6.125%	2/1/41	1,570	1,394
	ONEOK Partners LP	6.200%	9/15/43	676	591
	Ovintiv Inc.	6.500%	8/15/34	1,175	1,147
	Ovintiv Inc.	6.625%	8/15/37	1,528	1,526
	Ovintiv Inc.	6.500%	2/1/38	675	656
	Phillips 66	4.650%	11/15/34	2,733	2,443
	Phillips 66	5.875%	5/1/42	3,825	3,725
	Phillips 66	4.875%	11/15/44	435	376
	Phillips 66	3.300%	3/15/52	2,205	1,448
[5]	Phillips 66 Co.	4.680%	2/15/45	840	695
[5]	Phillips 66 Co.	4.900%	10/1/46	1,550	1,331
	Plains All American Pipeline LP	6.650%	1/15/37	1,668	1,565
	Plains All American Pipeline LP	5.150%	6/1/42	1,075	815
	Plains All American Pipeline LP	4.300%	1/31/43	775	522
	Plains All American Pipeline LP	4.700%	6/15/44	1,275	915
	Plains All American Pipeline LP	4.900%	2/15/45	1,120	825
	Shell International Finance BV	4.125%	5/11/35	1,575	1,384
	Shell International Finance BV	6.375%	12/15/38	3,294	3,495
	Shell International Finance BV	5.500%	3/25/40	2,890	2,861
	Shell International Finance BV	2.875%	11/26/41	1,100	772
	Shell International Finance BV	3.625%	8/21/42	1,107	852
	Shell International Finance BV	4.550%	8/12/43	3,714	3,219
	Shell International Finance BV	4.375%	5/11/45	5,915	4,977
	Shell International Finance BV	4.000%	5/10/46	3,002	2,393
	Shell International Finance BV	3.750%	9/12/46	2,794	2,133
	Shell International Finance BV	3.125%	11/7/49	3,006	2,066
	Shell International Finance BV	3.250%	4/6/50	4,376	3,083
	Shell International Finance BV	3.000%	11/26/51	2,341	1,552
	Spectra Energy Partners LP	5.950%	9/25/43	1,137	1,078
	Spectra Energy Partners LP	4.500%	3/15/45	1,844	1,464
	Suncor Energy Inc.	5.350%	7/15/33	600	556
	Suncor Energy Inc.	5.950%	12/1/34	1,588	1,512
	Suncor Energy Inc.	5.950%	5/15/35	1,043	998
	Suncor Energy Inc.	6.800%	5/15/38	1,000	1,013
	Suncor Energy Inc.	6.500%	6/15/38	2,454	2,424
	Suncor Energy Inc.	6.850%	6/1/39	1,464	1,496
	Suncor Energy Inc.	4.000%	11/15/47	2,040	1,534
	Suncor Energy Inc.	3.750%	3/4/51	1,240	869
	Targa Resources Corp.	4.200%	2/1/33	1,625	1,359

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Targa Resources Corp.	4.950%	4/15/52	1,560	1,206
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	1,085	1,143
	TotalEnergies Capital International SA	3.461%	7/12/49	1,205	885
	TotalEnergies Capital International SA	3.127%	5/29/50	4,180	2,883
	TotalEnergies Capital International SA	3.386%	6/29/60	1,550	1,036
	TransCanada PipeLines Ltd.	4.625%	3/1/34	2,052	1,790
	TransCanada PipeLines Ltd.	5.600%	3/31/34	545	518
	TransCanada PipeLines Ltd.	5.850%	3/15/36	925	894
	TransCanada PipeLines Ltd.	6.200%	10/15/37	1,908	1,891
	TransCanada PipeLines Ltd.	4.750%	5/15/38	1,662	1,445
	TransCanada PipeLines Ltd.	7.250%	8/15/38	1,347	1,457
	TransCanada PipeLines Ltd.	7.625%	1/15/39	1,390	1,567
	TransCanada PipeLines Ltd.	6.100%	6/1/40	1,385	1,338
	TransCanada PipeLines Ltd.	5.000%	10/16/43	1,419	1,224
	TransCanada PipeLines Ltd.	4.875%	5/15/48	2,625	2,254
	TransCanada PipeLines Ltd.	5.100%	3/15/49	2,155	1,913
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	975	896
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,345	1,099
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	800	591
	Valero Energy Corp.	6.625%	6/15/37	2,925	2,925
	Valero Energy Corp.	4.900%	3/15/45	1,850	1,556
	Valero Energy Corp.	3.650%	12/1/51	1,410	962
	Valero Energy Corp.	4.000%	6/1/52	1,050	759
	Williams Cos. Inc.	6.300%	4/15/40	3,090	3,007
	Williams Cos. Inc.	5.800%	11/15/43	1,100	1,007
	Williams Cos. Inc.	5.400%	3/4/44	1,330	1,162
	Williams Cos. Inc.	5.750%	6/24/44	1,460	1,320
	Williams Cos. Inc.	5.100%	9/15/45	2,555	2,164
	Williams Cos. Inc.	4.850%	3/1/48	1,635	1,352
	Williams Cos. Inc.	3.500%	10/15/51	1,350	897
					328,733
Financials (7.0%)
	AerCap Ireland Capital DAC	3.400%	10/29/33	3,379	2,449
	AerCap Ireland Capital DAC	3.850%	10/29/41	3,130	2,086
	Aflac Inc.	4.000%	10/15/46	789	619
	Aflac Inc.	4.750%	1/15/49	742	654
	Alleghany Corp.	4.900%	9/15/44	975	865
	Alleghany Corp.	3.250%	8/15/51	1,000	675
	Allstate Corp.	5.550%	5/9/35	655	663
	Allstate Corp.	5.950%	4/1/36	625	652
	Allstate Corp.	4.200%	12/15/46	1,199	998
	Allstate Corp.	3.850%	8/10/49	1,455	1,130
[3]	Allstate Corp.	6.500%	5/15/57	1,160	1,137
	American Express Co.	4.050%	12/3/42	2,135	1,740
	American Financial Group Inc.	4.500%	6/15/47	1,170	925
	American International Group Inc.	3.875%	1/15/35	1,216	1,021
	American International Group Inc.	6.250%	5/1/36	1,230	1,283
	American International Group Inc.	4.500%	7/16/44	2,205	1,810
	American International Group Inc.	4.800%	7/10/45	1,071	923
	American International Group Inc.	4.750%	4/1/48	1,898	1,631
	American International Group Inc.	4.375%	6/30/50	1,180	953
	Aon Corp.	6.250%	9/30/40	670	682
	Aon Corp.	2.900%	8/23/51	1,150	714
	Aon Corp.	3.900%	2/28/52	1,080	797
	Aon Global Ltd.	4.600%	6/14/44	457	383
	Aon Global Ltd.	4.750%	5/15/45	1,929	1,646
	Arch Capital Finance LLC	5.031%	12/15/46	1,025	891
	Arch Capital Group Ltd.	7.350%	5/1/34	575	633

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arch Capital Group Ltd.	3.635%	6/30/50	1,800	1,219
	Arch Capital Group US Inc.	5.144%	11/1/43	1,265	1,122
	Arthur J Gallagher & Co.	3.500%	5/20/51	2,025	1,377
	Arthur J Gallagher & Co.	3.050%	3/9/52	400	247
	Athene Holding Ltd.	3.950%	5/25/51	2,165	1,436
	Athene Holding Ltd.	3.450%	5/15/52	895	553
	Bank of America Corp.	6.110%	1/29/37	4,651	4,498
[3]	Bank of America Corp.	4.244%	4/24/38	5,225	4,308
	Bank of America Corp.	7.750%	5/14/38	2,508	2,805
[3]	Bank of America Corp.	4.078%	4/23/40	3,130	2,482
[3]	Bank of America Corp.	2.676%	6/19/41	8,893	5,733
[3]	Bank of America Corp.	5.875%	2/7/42	3,625	3,510
	Bank of America Corp.	3.311%	4/22/42	7,634	5,391
[3]	Bank of America Corp.	5.000%	1/21/44	3,501	3,027
[3]	Bank of America Corp.	4.875%	4/1/44	1,968	1,686
[3]	Bank of America Corp.	4.750%	4/21/45	1,180	965
[3]	Bank of America Corp.	4.443%	1/20/48	1,774	1,437
[3]	Bank of America Corp.	3.946%	1/23/49	3,602	2,650
[3]	Bank of America Corp.	4.330%	3/15/50	6,360	5,001
[3]	Bank of America Corp.	4.083%	3/20/51	9,950	7,447
[3]	Bank of America Corp.	2.831%	10/24/51	2,091	1,240
	Bank of America Corp.	2.972%	7/21/52	4,240	2,595
[3]	Bank of America NA	6.000%	10/15/36	1,521	1,497
	Barclays plc	3.811%	3/10/42	1,875	1,171
	Barclays plc	3.330%	11/24/42	2,170	1,378
	Barclays plc	5.250%	8/17/45	2,916	2,342
	Barclays plc	4.950%	1/10/47	2,620	2,029
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,103	1,141
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	1,515	1,335
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,278	1,092
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	5,834	4,834
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	3,290	2,754
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	3,490	2,249
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	6,675	5,126
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,603	1,427
	Brighthouse Financial Inc.	4.700%	6/22/47	1,568	1,118
	Brighthouse Financial Inc.	3.850%	12/22/51	1,250	762
	Brookfield Finance Inc.	4.700%	9/20/47	900	713
	Brookfield Finance Inc.	3.500%	3/30/51	2,275	1,435
	Brookfield Finance Inc.	3.625%	2/15/52	1,075	705
	Brookfield Finance LLC	3.450%	4/15/50	1,225	763
	Brown & Brown Inc.	4.950%	3/17/52	915	745
	Chubb Corp.	6.000%	5/11/37	1,598	1,668
[3]	Chubb Corp.	6.500%	5/15/38	2,255	2,446
	Chubb INA Holdings Inc.	6.700%	5/15/36	830	908
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,552	1,314
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,735	1,469
	Chubb INA Holdings Inc.	2.850%	12/15/51	587	384
	Chubb INA Holdings Inc.	3.050%	12/15/61	1,620	1,026
	CI Financial Corp.	4.100%	6/15/51	1,770	1,054
	Cincinnati Financial Corp.	6.125%	11/1/34	870	891
	Citigroup Inc.	6.000%	10/31/33	1,337	1,303
	Citigroup Inc.	6.125%	8/25/36	1,258	1,221
[3]	Citigroup Inc.	3.878%	1/24/39	2,255	1,819
	Citigroup Inc.	8.125%	7/15/39	2,434	2,878
[3]	Citigroup Inc.	5.316%	3/26/41	3,674	3,319
	Citigroup Inc.	5.875%	1/30/42	2,395	2,280
	Citigroup Inc.	2.904%	11/3/42	2,055	1,316

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	6.675%	9/13/43	1,304	1,323
	Citigroup Inc.	5.300%	5/6/44	1,879	1,626
	Citigroup Inc.	4.650%	7/30/45	2,517	2,020
	Citigroup Inc.	4.750%	5/18/46	4,568	3,624
[3]	Citigroup Inc.	4.281%	4/24/48	1,275	998
	Citigroup Inc.	4.650%	7/23/48	4,920	3,996
	Citizens Financial Group Inc.	2.638%	9/30/32	1,113	813
	CME Group Inc.	5.300%	9/15/43	1,165	1,155
	CME Group Inc.	4.150%	6/15/48	1,320	1,149
[3]	Cooperatieve Rabobank UA	5.250%	5/24/41	2,729	2,721
	Cooperatieve Rabobank UA	5.750%	12/1/43	2,334	2,131
	Cooperatieve Rabobank UA	5.250%	8/4/45	3,609	3,068
[5]	Corebridge Financial Inc.	4.400%	4/5/52	2,160	1,650
	Credit Suisse Group AG	4.875%	5/15/45	3,750	2,669
	Equitable Holdings Inc.	5.000%	4/20/48	2,930	2,451
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,120	938
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	1,980	1,318
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	2,055	1,276
	Fidelity National Financial Inc.	3.200%	9/17/51	750	429
	Fifth Third Bancorp	8.250%	3/1/38	2,264	2,691
[3]	First Republic Bank	4.375%	8/1/46	1,275	991
[3]	First Republic Bank	4.625%	2/13/47	415	337
	Franklin Resources Inc.	2.950%	8/12/51	1,040	657
	GATX Corp.	5.200%	3/15/44	380	321
	GATX Corp.	3.100%	6/1/51	1,069	623
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	18,762	16,830
	Goldman Sachs Capital I	6.345%	2/15/34	1,934	1,902
	Goldman Sachs Group Inc.	6.125%	2/15/33	3,158	3,187
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,482	1,453
	Goldman Sachs Group Inc.	6.750%	10/1/37	11,088	11,079
[3]	Goldman Sachs Group Inc.	4.017%	10/31/38	4,140	3,283
[3]	Goldman Sachs Group Inc.	4.411%	4/23/39	6,429	5,347
	Goldman Sachs Group Inc.	6.250%	2/1/41	3,995	3,963
	Goldman Sachs Group Inc.	3.210%	4/22/42	4,365	2,949
	Goldman Sachs Group Inc.	3.436%	2/24/43	4,480	3,103
[3]	Goldman Sachs Group Inc.	4.800%	7/8/44	4,097	3,397
	Goldman Sachs Group Inc.	5.150%	5/22/45	3,185	2,656
	Goldman Sachs Group Inc.	4.750%	10/21/45	1,069	890
	Hartford Financial Services Group Inc.	5.950%	10/15/36	1,106	1,092
	Hartford Financial Services Group Inc.	6.100%	10/1/41	787	782
	Hartford Financial Services Group Inc.	4.300%	4/15/43	1,210	961
	Hartford Financial Services Group Inc.	3.600%	8/19/49	1,275	913
	Hartford Financial Services Group Inc.	2.900%	9/15/51	1,200	739
[3]	HSBC Bank USA NA	5.875%	11/1/34	1,653	1,520
[3]	HSBC Bank USA NA	7.000%	1/15/39	1,050	1,116
[3]	HSBC Holdings plc	6.500%	5/2/36	4,624	4,373
[3]	HSBC Holdings plc	6.500%	9/15/37	4,470	4,175
[3]	HSBC Holdings plc	6.800%	6/1/38	900	874
	HSBC Holdings plc	6.100%	1/14/42	3,005	2,899
	HSBC Holdings plc	5.250%	3/14/44	3,760	3,045
	Intercontinental Exchange Inc.	1.850%	9/15/32	1,586	1,158
	Intercontinental Exchange Inc.	4.600%	3/15/33	3,085	2,876
	Intercontinental Exchange Inc.	2.650%	9/15/40	673	451
	Intercontinental Exchange Inc.	4.250%	9/21/48	1,815	1,472
	Intercontinental Exchange Inc.	3.000%	6/15/50	3,225	2,105
	Intercontinental Exchange Inc.	4.950%	6/15/52	2,890	2,562
	Intercontinental Exchange Inc.	3.000%	9/15/60	4,050	2,398

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intercontinental Exchange Inc.	5.200%	6/15/62	2,035	1,825
	Invesco Finance plc	5.375%	11/30/43	875	785
	Jackson Financial Inc.	4.000%	11/23/51	775	492
	Jefferies Group LLC	2.750%	10/15/32	485	345
	Jefferies Group LLC	6.250%	1/15/36	825	771
	Jefferies Group LLC	6.500%	1/20/43	1,186	1,132
	JPMorgan Chase & Co.	6.400%	5/15/38	3,790	3,881
[3]	JPMorgan Chase & Co.	3.882%	7/24/38	5,097	3,999
	JPMorgan Chase & Co.	5.500%	10/15/40	2,534	2,383
[3]	JPMorgan Chase & Co.	3.109%	4/22/41	2,722	1,878
	JPMorgan Chase & Co.	5.600%	7/15/41	3,382	3,214
	JPMorgan Chase & Co.	2.525%	11/19/41	875	548
	JPMorgan Chase & Co.	5.400%	1/6/42	2,343	2,165
	JPMorgan Chase & Co.	3.157%	4/22/42	1,420	972
	JPMorgan Chase & Co.	5.625%	8/16/43	2,543	2,327
	JPMorgan Chase & Co.	4.850%	2/1/44	2,501	2,147
	JPMorgan Chase & Co.	4.950%	6/1/45	3,609	3,016
[3]	JPMorgan Chase & Co.	4.260%	2/22/48	5,895	4,643
[3]	JPMorgan Chase & Co.	4.032%	7/24/48	4,450	3,372
[3]	JPMorgan Chase & Co.	3.964%	11/15/48	4,394	3,290
[3]	JPMorgan Chase & Co.	3.897%	1/23/49	3,925	2,911
[3]	JPMorgan Chase & Co.	3.109%	4/22/51	5,264	3,302
	JPMorgan Chase & Co.	3.328%	4/22/52	8,230	5,386
	Legg Mason Inc.	5.625%	1/15/44	1,055	992
	Lincoln National Corp.	3.400%	1/15/31	100	84
	Lincoln National Corp.	6.300%	10/9/37	680	677
	Lincoln National Corp.	7.000%	6/15/40	650	677
	Lincoln National Corp.	4.350%	3/1/48	740	583
	Lincoln National Corp.	4.375%	6/15/50	1,055	816
	Lloyds Banking Group plc	5.300%	12/1/45	1,233	990
	Lloyds Banking Group plc	4.344%	1/9/48	3,735	2,627
	Loews Corp.	6.000%	2/1/35	795	796
	Loews Corp.	4.125%	5/15/43	1,090	840
	Manulife Financial Corp.	5.375%	3/4/46	1,331	1,266
	Markel Corp.	5.000%	4/5/46	1,065	906
	Markel Corp.	4.300%	11/1/47	622	482
	Markel Corp.	5.000%	5/20/49	926	798
	Markel Corp.	4.150%	9/17/50	750	569
	Markel Corp.	3.450%	5/7/52	1,490	986
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,270	1,291
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	1,773	1,597
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	779	638
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	860	686
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	2,259	2,010
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	285	179
	Mastercard Inc.	3.800%	11/21/46	1,260	1,032
	Mastercard Inc.	3.950%	2/26/48	2,049	1,684
	Mastercard Inc.	3.650%	6/1/49	2,687	2,095
	Mastercard Inc.	3.850%	3/26/50	2,905	2,341
	Mastercard Inc.	2.950%	3/15/51	1,555	1,060
	MetLife Inc.	6.500%	12/15/32	2,160	2,303
	MetLife Inc.	6.375%	6/15/34	948	1,004
	MetLife Inc.	5.700%	6/15/35	1,619	1,638
[3]	MetLife Inc.	6.400%	12/15/36	1,515	1,486
[3]	MetLife Inc.	10.750%	8/1/39	1,025	1,337
	MetLife Inc.	5.875%	2/6/41	1,803	1,794
	MetLife Inc.	4.125%	8/13/42	1,624	1,326
	MetLife Inc.	4.875%	11/13/43	2,346	2,098

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	4.721%	12/15/44	1,350	1,160
	MetLife Inc.	4.050%	3/1/45	1,558	1,224
	MetLife Inc.	4.600%	5/13/46	915	802
	MetLife Inc.	5.000%	7/15/52	2,100	1,915
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	1,079	918
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,415	1,165
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	3,499	2,741
[3]	Morgan Stanley	3.971%	7/22/38	3,197	2,550
[3]	Morgan Stanley	4.457%	4/22/39	2,331	1,971
	Morgan Stanley	3.217%	4/22/42	4,150	2,895
	Morgan Stanley	6.375%	7/24/42	3,796	3,938
	Morgan Stanley	4.300%	1/27/45	5,309	4,214
	Morgan Stanley	4.375%	1/22/47	1,611	1,288
[3]	Morgan Stanley	5.597%	3/24/51	4,663	4,467
[3]	Morgan Stanley	2.802%	1/25/52	5,535	3,337
	Nasdaq Inc.	2.500%	12/21/40	635	399
	Nasdaq Inc.	3.250%	4/28/50	1,377	906
	Nasdaq Inc.	3.950%	3/7/52	1,210	898
[3]	Nationwide Financial Services Inc.	6.750%	5/15/37	775	744
	Old Republic International Corp.	3.850%	6/11/51	670	470
	Principal Financial Group Inc.	4.625%	9/15/42	875	741
	Principal Financial Group Inc.	4.350%	5/15/43	1,207	994
	Principal Financial Group Inc.	4.300%	11/15/46	891	729
	Progressive Corp.	6.250%	12/1/32	1,000	1,069
	Progressive Corp.	4.350%	4/25/44	1,130	957
	Progressive Corp.	4.125%	4/15/47	2,448	2,029
	Progressive Corp.	4.200%	3/15/48	1,485	1,248
	Progressive Corp.	3.950%	3/26/50	845	668
[3]	Prudential Financial Inc.	5.750%	7/15/33	550	560
[3]	Prudential Financial Inc.	5.700%	12/14/36	1,690	1,672
[3]	Prudential Financial Inc.	6.625%	12/1/37	768	810
[3]	Prudential Financial Inc.	3.000%	3/10/40	1,066	766
[3]	Prudential Financial Inc.	6.625%	6/21/40	749	793
[3]	Prudential Financial Inc.	6.200%	11/15/40	960	969
[3]	Prudential Financial Inc.	5.100%	8/15/43	1,195	1,031
[3]	Prudential Financial Inc.	4.600%	5/15/44	788	677
	Prudential Financial Inc.	3.905%	12/7/47	3,215	2,476
[3]	Prudential Financial Inc.	4.418%	3/27/48	10	8
	Prudential Financial Inc.	3.935%	12/7/49	893	682
[3]	Prudential Financial Inc.	4.350%	2/25/50	1,077	893
[3]	Prudential Financial Inc.	3.700%	3/13/51	1,089	803
	Raymond James Financial Inc.	4.950%	7/15/46	1,600	1,409
	Raymond James Financial Inc.	3.750%	4/1/51	1,070	758
[3]	Regions Bank	6.450%	6/26/37	1,000	1,027
	Regions Financial Corp.	7.375%	12/10/37	600	656
	Selective Insurance Group Inc.	5.375%	3/1/49	525	451
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	1,217	746
	SVB Financial Group	1.800%	2/2/31	88	63
	Transatlantic Holdings Inc.	8.000%	11/30/39	770	922
	Travelers Cos. Inc.	6.750%	6/20/36	1,050	1,170
[3]	Travelers Cos. Inc.	6.250%	6/15/37	1,840	1,987
	Travelers Cos. Inc.	5.350%	11/1/40	1,540	1,522
	Travelers Cos. Inc.	4.600%	8/1/43	938	822
	Travelers Cos. Inc.	4.300%	8/25/45	1,040	868
	Travelers Cos. Inc.	3.750%	5/15/46	910	706
	Travelers Cos. Inc.	4.000%	5/30/47	575	462
	Travelers Cos. Inc.	4.050%	3/7/48	850	697
	Travelers Cos. Inc.	4.100%	3/4/49	950	785

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Travelers Cos. Inc.	2.550%	4/27/50	1,170	724
	Travelers Cos. Inc.	3.050%	6/8/51	1,175	809
	Travelers Property Casualty Corp.	6.375%	3/15/33	958	1,046
	Unum Group	5.750%	8/15/42	950	821
	Unum Group	4.500%	12/15/49	1,125	788
	Unum Group	4.125%	6/15/51	1,200	800
	Visa Inc.	4.150%	12/14/35	2,967	2,712
	Visa Inc.	2.700%	4/15/40	1,039	752
	Visa Inc.	4.300%	12/14/45	6,386	5,572
	Visa Inc.	3.650%	9/15/47	1,605	1,262
	Visa Inc.	2.000%	8/15/50	3,928	2,240
	Voya Financial Inc.	5.700%	7/15/43	1,125	1,007
	Voya Financial Inc.	4.800%	6/15/46	700	568
	W R Berkley Corp.	4.750%	8/1/44	1,505	1,288
	W R Berkley Corp.	3.550%	3/30/52	400	278
	W R Berkley Corp.	3.150%	9/30/61	470	284
	Wachovia Corp.	5.500%	8/1/35	1,817	1,686
[3]	Wells Fargo & Co.	5.950%	12/15/36	1,032	974
[3]	Wells Fargo & Co.	3.068%	4/30/41	7,365	5,064
	Wells Fargo & Co.	5.375%	11/2/43	2,001	1,743
	Wells Fargo & Co.	5.606%	1/15/44	5,147	4,614
[3]	Wells Fargo & Co.	4.650%	11/4/44	4,903	3,891
	Wells Fargo & Co.	3.900%	5/1/45	5,151	3,812
[3]	Wells Fargo & Co.	4.900%	11/17/45	4,667	3,815
[3]	Wells Fargo & Co.	4.400%	6/14/46	4,383	3,349
[3]	Wells Fargo & Co.	4.750%	12/7/46	3,926	3,140
[3]	Wells Fargo & Co.	5.013%	4/4/51	11,027	9,465
[3]	Wells Fargo & Co.	4.611%	4/25/53	2,340	1,901
[3]	Wells Fargo Bank NA	5.850%	2/1/37	1,971	1,886
[3]	Wells Fargo Bank NA	6.600%	1/15/38	2,369	2,474
	Western Union Co.	6.200%	11/17/36	925	871
	Westpac Banking Corp.	4.421%	7/24/39	2,884	2,311
	Westpac Banking Corp.	2.963%	11/16/40	1,940	1,239
	Willis North America Inc.	5.050%	9/15/48	1,300	1,100
	Willis North America Inc.	3.875%	9/15/49	850	594
	XLIT Ltd.	5.250%	12/15/43	950	918
	XLIT Ltd.	5.500%	3/31/45	900	833
					531,857
Health Care (7.0%)
	Abbott Laboratories	4.750%	11/30/36	2,535	2,476
	Abbott Laboratories	6.150%	11/30/37	613	671
	Abbott Laboratories	6.000%	4/1/39	1,661	1,784
	Abbott Laboratories	5.300%	5/27/40	1,368	1,373
	Abbott Laboratories	4.750%	4/15/43	1,140	1,054
	Abbott Laboratories	4.900%	11/30/46	5,995	5,766
	AbbVie Inc.	4.550%	3/15/35	2,648	2,379
	AbbVie Inc.	4.500%	5/14/35	4,887	4,360
	AbbVie Inc.	4.300%	5/14/36	4,237	3,672
	AbbVie Inc.	4.050%	11/21/39	6,160	4,989
	AbbVie Inc.	4.625%	10/1/42	1,240	1,054
	AbbVie Inc.	4.400%	11/6/42	3,923	3,257
	AbbVie Inc.	4.850%	6/15/44	1,615	1,408
	AbbVie Inc.	4.750%	3/15/45	1,412	1,211
	AbbVie Inc.	4.700%	5/14/45	5,591	4,750
	AbbVie Inc.	4.450%	5/14/46	3,017	2,464
	AbbVie Inc.	4.875%	11/14/48	3,472	3,049
	AbbVie Inc.	4.250%	11/21/49	12,988	10,422
	Adventist Health System	3.630%	3/1/49	850	638

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	795	673
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	700	512
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	373	251
	Aetna Inc.	6.625%	6/15/36	1,764	1,807
	Aetna Inc.	6.750%	12/15/37	1,413	1,439
	Aetna Inc.	4.500%	5/15/42	753	622
	Aetna Inc.	4.125%	11/15/42	1,345	1,037
	Aetna Inc.	4.750%	3/15/44	1,598	1,355
	Aetna Inc.	3.875%	8/15/47	490	361
	AHS Hospital Corp.	5.024%	7/1/45	1,125	1,049
[3]	AHS Hospital Corp.	2.780%	7/1/51	1,050	667
[3]	Allina Health System	3.887%	4/15/49	1,235	976
	AmerisourceBergen Corp.	4.250%	3/1/45	1,350	1,077
	AmerisourceBergen Corp.	4.300%	12/15/47	998	798
	Amgen Inc.	4.200%	3/1/33	1,500	1,359
	Amgen Inc.	3.150%	2/21/40	3,049	2,199
	Amgen Inc.	2.800%	8/15/41	1,510	1,034
	Amgen Inc.	4.950%	10/1/41	935	843
	Amgen Inc.	5.150%	11/15/41	1,566	1,427
	Amgen Inc.	4.400%	5/1/45	6,171	5,032
	Amgen Inc.	4.563%	6/15/48	2,277	1,903
	Amgen Inc.	3.375%	2/21/50	5,360	3,661
	Amgen Inc.	4.663%	6/15/51	8,933	7,550
	Amgen Inc.	3.000%	1/15/52	2,450	1,547
	Amgen Inc.	4.200%	2/22/52	2,498	1,964
	Amgen Inc.	4.875%	3/1/53	2,200	1,937
	Amgen Inc.	2.770%	9/1/53	1,157	680
	Amgen Inc.	4.400%	2/22/62	2,780	2,162
[3]	Ascension Health	3.106%	11/15/39	1,255	944
	Ascension Health	3.945%	11/15/46	2,172	1,836
[3]	Ascension Health	4.847%	11/15/53	747	729
	AstraZeneca plc	6.450%	9/15/37	5,841	6,305
	AstraZeneca plc	4.000%	9/18/42	1,300	1,090
	AstraZeneca plc	4.375%	11/16/45	2,108	1,835
	AstraZeneca plc	4.375%	8/17/48	1,135	995
	AstraZeneca plc	2.125%	8/6/50	1,259	727
	AstraZeneca plc	3.000%	5/28/51	1,355	937
	Banner Health	2.907%	1/1/42	750	534
[3]	Banner Health	3.181%	1/1/50	607	422
	Banner Health	2.913%	1/1/51	525	345
[3]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	500	298
[3]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,166	843
	Baxalta Inc.	5.250%	6/23/45	3,110	2,855
	Baxter International Inc.	3.500%	8/15/46	820	589
	Baxter International Inc.	3.132%	12/1/51	2,087	1,340
[3]	BayCare Health System Inc.	3.831%	11/15/50	1,100	891
	Baylor Scott & White Holdings	4.185%	11/15/45	1,090	921
	Baylor Scott & White Holdings	3.967%	11/15/46	1,151	927
[3]	Baylor Scott & White Holdings	2.839%	11/15/50	920	598
	Becton Dickinson & Co.	4.685%	12/15/44	1,440	1,232
	Becton Dickinson & Co.	4.669%	6/6/47	3,751	3,228
	Becton Dickinson & Co.	3.794%	5/20/50	639	478
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	850	534
[3]	BHSH System Obligated Group	3.487%	7/15/49	1,075	800
	Biogen Inc.	3.150%	5/1/50	4,240	2,731
	Biogen Inc.	3.250%	2/15/51	1,241	800
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	500	420
[3]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	825	567

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boston Scientific Corp.	6.750%	11/15/35	725	778
	Boston Scientific Corp.	4.550%	3/1/39	997	862
	Boston Scientific Corp.	7.375%	1/15/40	509	574
	Boston Scientific Corp.	4.700%	3/1/49	1,305	1,143
	Bristol-Myers Squibb Co.	4.125%	6/15/39	3,340	2,917
	Bristol-Myers Squibb Co.	3.550%	3/15/42	2,568	2,015
	Bristol-Myers Squibb Co.	3.250%	8/1/42	454	339
	Bristol-Myers Squibb Co.	4.625%	5/15/44	1,946	1,744
	Bristol-Myers Squibb Co.	4.350%	11/15/47	3,171	2,712
	Bristol-Myers Squibb Co.	4.550%	2/20/48	2,481	2,180
	Bristol-Myers Squibb Co.	4.250%	10/26/49	7,966	6,674
	Bristol-Myers Squibb Co.	2.550%	11/13/50	3,345	2,067
	Bristol-Myers Squibb Co.	3.700%	3/15/52	5,302	4,070
	Bristol-Myers Squibb Co.	3.900%	3/15/62	1,780	1,348
	Cardinal Health Inc.	4.600%	3/15/43	940	757
	Cardinal Health Inc.	4.500%	11/15/44	690	539
	Cardinal Health Inc.	4.900%	9/15/45	897	752
	Cardinal Health Inc.	4.368%	6/15/47	607	465
[3]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	1,000	668
	Children's Health System of Texas	2.511%	8/15/50	1,175	713
[3]	Children's Hospital	2.928%	7/15/50	750	485
[3]	Children's Hospital Corp.	4.115%	1/1/47	1,000	841
[3]	Children's Hospital Corp.	2.585%	2/1/50	525	324
	Children's Hospital Medical Center	4.268%	5/15/44	650	569
[3]	Children's Hospital of Philadelphia	2.704%	7/1/50	900	559
	Cigna Corp.	4.800%	8/15/38	3,587	3,183
	Cigna Corp.	3.200%	3/15/40	1,663	1,200
[3]	Cigna Corp.	6.125%	11/15/41	1,120	1,115
[3]	Cigna Corp.	4.800%	7/15/46	3,675	3,154
[3]	Cigna Corp.	3.875%	10/15/47	1,670	1,218
	Cigna Corp.	4.900%	12/15/48	3,377	2,925
	Cigna Corp.	3.400%	3/15/50	4,450	3,019
	Cigna Corp.	3.400%	3/15/51	2,770	1,892
[3]	City of Hope	5.623%	11/15/43	925	915
[3]	City of Hope	4.378%	8/15/48	505	428
[3]	CommonSpirit Health	4.350%	11/1/42	1,640	1,283
	CommonSpirit Health	3.817%	10/1/49	815	597
	CommonSpirit Health	4.187%	10/1/49	1,497	1,120
	CommonSpirit Health	3.910%	10/1/50	900	641
[3]	Community Health Network Inc.	3.099%	5/1/50	900	577
[3]	Cottage Health Obligated Group	3.304%	11/1/49	1,150	823
	CVS Health Corp.	4.875%	7/20/35	1,753	1,586
	CVS Health Corp.	4.780%	3/25/38	10,148	8,894
	CVS Health Corp.	6.125%	9/15/39	875	875
	CVS Health Corp.	4.125%	4/1/40	2,189	1,750
	CVS Health Corp.	2.700%	8/21/40	970	634
	CVS Health Corp.	5.300%	12/5/43	1,435	1,288
	CVS Health Corp.	5.125%	7/20/45	6,691	5,856
	CVS Health Corp.	5.050%	3/25/48	14,145	12,452
	CVS Health Corp.	4.250%	4/1/50	1,582	1,238
	Danaher Corp.	4.375%	9/15/45	2,382	1,992
	Danaher Corp.	2.600%	10/1/50	1,080	666
	Danaher Corp.	2.800%	12/10/51	1,665	1,062
[3]	Dartmouth-Hitchcock Health	4.178%	8/1/48	575	468
	DH Europe Finance II Sarl	3.250%	11/15/39	975	741
	DH Europe Finance II Sarl	3.400%	11/15/49	2,005	1,426
	Dignity Health	4.500%	11/1/42	1,250	1,015

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dignity Health	5.267%	11/1/64	795	668
[3]	Duke University Health System Inc.	3.920%	6/1/47	1,305	1,054
	Elevance Health Inc.	5.950%	12/15/34	600	607
	Elevance Health Inc.	5.850%	1/15/36	525	527
	Elevance Health Inc.	6.375%	6/15/37	826	862
	Elevance Health Inc.	4.625%	5/15/42	1,644	1,422
	Elevance Health Inc.	4.650%	1/15/43	1,929	1,663
	Elevance Health Inc.	5.100%	1/15/44	2,035	1,857
	Elevance Health Inc.	4.650%	8/15/44	1,842	1,583
	Elevance Health Inc.	4.375%	12/1/47	3,151	2,620
	Elevance Health Inc.	4.550%	3/1/48	2,663	2,245
	Elevance Health Inc.	3.700%	9/15/49	420	307
	Elevance Health Inc.	3.125%	5/15/50	2,390	1,586
	Elevance Health Inc.	3.600%	3/15/51	1,285	924
	Elevance Health Inc.	4.550%	5/15/52	1,055	893
	Elevance Health Inc.	4.850%	8/15/54	500	436
	Eli Lilly & Co.	3.950%	3/15/49	1,075	930
	Eli Lilly & Co.	2.250%	5/15/50	3,360	2,085
	Eli Lilly & Co.	4.150%	3/15/59	1,000	846
	Eli Lilly & Co.	2.500%	9/15/60	2,140	1,267
[3]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	725	553
	Gilead Sciences Inc.	4.600%	9/1/35	2,134	1,934
	Gilead Sciences Inc.	4.000%	9/1/36	1,718	1,429
	Gilead Sciences Inc.	2.600%	10/1/40	2,950	1,957
	Gilead Sciences Inc.	5.650%	12/1/41	2,191	2,131
	Gilead Sciences Inc.	4.800%	4/1/44	1,995	1,741
	Gilead Sciences Inc.	4.500%	2/1/45	3,885	3,232
	Gilead Sciences Inc.	4.750%	3/1/46	2,622	2,284
	Gilead Sciences Inc.	4.150%	3/1/47	1,285	1,016
	Gilead Sciences Inc.	2.800%	10/1/50	4,335	2,673
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,440	1,436
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	5,035	5,479
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,067	888
[3]	Hackensack Meridian Health Inc.	2.675%	9/1/41	925	625
	Hackensack Meridian Health Inc.	4.211%	7/1/48	710	589
[3]	Hackensack Meridian Health Inc.	2.875%	9/1/50	850	549
	Hackensack Meridian Health Inc.	4.500%	7/1/57	650	564
[3]	Hartford HealthCare Corp.	3.447%	7/1/54	900	662
	HCA Inc.	5.125%	6/15/39	2,528	2,120
[5]	HCA Inc.	4.375%	3/15/42	2,100	1,573
	HCA Inc.	5.500%	6/15/47	2,215	1,867
	HCA Inc.	5.250%	6/15/49	3,946	3,205
	HCA Inc.	3.500%	7/15/51	1,757	1,091
[5]	HCA Inc.	4.625%	3/15/52	3,825	2,878
	Humana Inc.	4.625%	12/1/42	729	624
	Humana Inc.	4.950%	10/1/44	1,125	1,002
	Humana Inc.	4.800%	3/15/47	1,085	933
	Humana Inc.	3.950%	8/15/49	950	717
	IHC Health Services Inc.	4.131%	5/15/48	1,075	911
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	970	807
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	750	483
	Inova Health System Foundation	4.068%	5/15/52	500	410
[3]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	1,180	900
[3]	Iowa Health System	3.665%	2/15/50	900	666
	Johns Hopkins Health System Corp.	3.837%	5/15/46	345	274
	Johnson & Johnson	4.950%	5/15/33	805	815
	Johnson & Johnson	4.375%	12/5/33	2,699	2,600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson & Johnson	3.550%	3/1/36	1,844	1,591
	Johnson & Johnson	3.625%	3/3/37	3,242	2,804
	Johnson & Johnson	5.950%	8/15/37	850	917
	Johnson & Johnson	3.400%	1/15/38	860	715
	Johnson & Johnson	2.100%	9/1/40	2,355	1,568
	Johnson & Johnson	4.500%	9/1/40	1,328	1,227
	Johnson & Johnson	4.850%	5/15/41	1,305	1,258
	Johnson & Johnson	4.500%	12/5/43	964	885
	Johnson & Johnson	3.700%	3/1/46	3,565	2,928
	Johnson & Johnson	3.750%	3/3/47	1,095	896
	Johnson & Johnson	3.500%	1/15/48	1,457	1,154
	Johnson & Johnson	2.250%	9/1/50	3,260	2,008
	Johnson & Johnson	2.450%	9/1/60	2,290	1,342
[3]	Kaiser Foundation Hospitals	2.810%	6/1/41	720	502
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,891	1,779
	Kaiser Foundation Hospitals	4.150%	5/1/47	2,873	2,405
[3]	Kaiser Foundation Hospitals	3.266%	11/1/49	2,025	1,435
[3]	Kaiser Foundation Hospitals	3.002%	6/1/51	2,805	1,853
	Koninklijke Philips NV	6.875%	3/11/38	1,050	1,105
	Koninklijke Philips NV	5.000%	3/15/42	1,205	1,045
	Laboratory Corp. of America Holdings	4.700%	2/1/45	1,149	952
[3]	Mass General Brigham Inc.	3.765%	7/1/48	376	295
[3]	Mass General Brigham Inc.	3.192%	7/1/49	1,725	1,231
[3]	Mass General Brigham Inc.	4.117%	7/1/55	125	103
[3]	Mass General Brigham Inc.	3.342%	7/1/60	1,200	805
[3]	Mayo Clinic	3.774%	11/15/43	740	605
[3]	Mayo Clinic	4.000%	11/15/47	500	423
[3]	Mayo Clinic	4.128%	11/15/52	500	426
[3]	Mayo Clinic	3.196%	11/15/61	1,025	669
[3]	McLaren Health Care Corp.	4.386%	5/15/48	950	808
[3]	MedStar Health Inc.	3.626%	8/15/49	822	604
	Medtronic Inc.	4.375%	3/15/35	3,989	3,663
	Medtronic Inc.	4.625%	3/15/45	3,717	3,360
	Memorial Health Services	3.447%	11/1/49	1,000	735
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	1,125	1,084
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	640	428
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,070	890
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	648	543
	Merck & Co. Inc.	6.500%	12/1/33	1,690	1,868
	Merck & Co. Inc.	3.900%	3/7/39	1,177	1,001
	Merck & Co. Inc.	2.350%	6/24/40	1,225	822
	Merck & Co. Inc.	3.600%	9/15/42	3,612	2,855
	Merck & Co. Inc.	4.150%	5/18/43	1,599	1,363
	Merck & Co. Inc.	3.700%	2/10/45	4,120	3,238
	Merck & Co. Inc.	4.000%	3/7/49	3,005	2,480
	Merck & Co. Inc.	2.450%	6/24/50	2,724	1,681
	Merck & Co. Inc.	2.750%	12/10/51	3,520	2,290
	Merck & Co. Inc.	2.900%	12/10/61	3,625	2,264
[3]	Methodist Hospital	2.705%	12/1/50	1,375	855
[3]	MidMichigan Health	3.409%	6/1/50	756	525
[3]	Montefiore Obligated Group	5.246%	11/1/48	1,075	765
	Montefiore Obligated Group	4.287%	9/1/50	720	472
[3]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	898	745
[3]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,170	887
[3]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	500	347
	MultiCare Health System	2.803%	8/15/50	775	479
	Mylan Inc.	5.400%	11/29/43	1,710	1,246
	Mylan Inc.	5.200%	4/15/48	1,490	1,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York & Presbyterian Hospital	2.256%	8/1/40	925	603
	New York & Presbyterian Hospital	4.024%	8/1/45	1,380	1,153
	New York & Presbyterian Hospital	4.063%	8/1/56	761	622
	New York & Presbyterian Hospital	2.606%	8/1/60	525	299
[3]	New York & Presbyterian Hospital	3.954%	8/1/19	955	671
	Northwell Healthcare Inc.	3.979%	11/1/46	825	631
	Northwell Healthcare Inc.	4.260%	11/1/47	1,485	1,191
	Northwell Healthcare Inc.	3.809%	11/1/49	1,100	816
	Novant Health Inc.	2.637%	11/1/36	720	524
	Novant Health Inc.	3.168%	11/1/51	800	552
	Novant Health Inc.	3.318%	11/1/61	825	554
	Novartis Capital Corp.	3.700%	9/21/42	1,590	1,295
	Novartis Capital Corp.	4.400%	5/6/44	3,493	3,146
	Novartis Capital Corp.	4.000%	11/20/45	2,201	1,857
	Novartis Capital Corp.	2.750%	8/14/50	2,585	1,754
[3]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	935	591
[3]	NYU Langone Hospitals	5.750%	7/1/43	645	651
	NYU Langone Hospitals	4.784%	7/1/44	888	795
[3]	NYU Langone Hospitals	4.368%	7/1/47	685	565
[3]	NYU Langone Hospitals	3.380%	7/1/55	1,125	773
	OhioHealth Corp.	2.834%	11/15/41	675	469
[3]	OhioHealth Corp.	3.042%	11/15/50	1,200	839
	Orlando Health Obligated Group	4.089%	10/1/48	1,050	870
	Orlando Health Obligated Group	3.327%	10/1/50	500	354
[3]	PeaceHealth Obligated Group	4.787%	11/15/48	1,100	963
[3]	PeaceHealth Obligated Group	3.218%	11/15/50	350	229
	PerkinElmer Inc.	3.625%	3/15/51	905	612
	Pfizer Inc.	4.000%	12/15/36	2,973	2,633
	Pfizer Inc.	4.100%	9/15/38	2,305	2,024
	Pfizer Inc.	3.900%	3/15/39	2,610	2,236
	Pfizer Inc.	7.200%	3/15/39	3,558	4,235
	Pfizer Inc.	2.550%	5/28/40	1,810	1,270
	Pfizer Inc.	4.300%	6/15/43	1,257	1,105
	Pfizer Inc.	4.400%	5/15/44	1,705	1,521
	Pfizer Inc.	4.125%	12/15/46	2,762	2,399
	Pfizer Inc.	4.200%	9/15/48	1,816	1,601
	Pfizer Inc.	4.000%	3/15/49	1,430	1,226
	Pfizer Inc.	2.700%	5/28/50	3,870	2,616
	Piedmont Healthcare Inc.	2.864%	1/1/52	865	544
	Presbyterian Healthcare Services	4.875%	8/1/52	700	658
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,450	1,130
	Quest Diagnostics Inc.	4.700%	3/30/45	704	583
[3]	Rady Children's Hospital-San Diego	3.154%	8/15/51	415	289
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	1,581	955
	Royalty Pharma plc	3.300%	9/2/40	1,825	1,233
	Royalty Pharma plc	3.550%	9/2/50	3,531	2,206
	RWJ Barnabas Health Inc.	3.949%	7/1/46	940	761
	RWJ Barnabas Health Inc.	3.477%	7/1/49	762	556
[3]	Seattle Children's Hospital	2.719%	10/1/50	1,100	696
[3]	Sharp HealthCare	2.680%	8/1/50	875	557
[3]	Stanford Health Care	3.795%	11/15/48	719	562
	Stanford Health Care	3.027%	8/15/51	500	334
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	1,585	1,083
	Stryker Corp.	4.100%	4/1/43	695	556
	Stryker Corp.	4.375%	5/15/44	775	645
	Stryker Corp.	4.625%	3/15/46	1,375	1,198
	Stryker Corp.	2.900%	6/15/50	449	293

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Summa Health	3.511%	11/15/51	350	237
[3]	Sutter Health	3.161%	8/15/40	500	358
[3]	Sutter Health	4.091%	8/15/48	985	791
[3]	Sutter Health	3.361%	8/15/50	1,175	815
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,089	1,477
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	1,725	1,148
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	2,151	1,393
	Texas Health Resources	2.328%	11/15/50	825	477
[3]	Texas Health Resources	4.330%	11/15/55	775	662
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	2,250	1,579
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	963	946
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	1,267	1,068
	Toledo Hospital	5.750%	11/15/38	950	866
[3]	Trinity Health Corp.	2.632%	12/1/40	500	341
	Trinity Health Corp.	4.125%	12/1/45	825	695
[3]	Trinity Health Corp.	3.434%	12/1/48	1,155	870
	UnitedHealth Group Inc.	4.625%	7/15/35	2,606	2,393
	UnitedHealth Group Inc.	5.800%	3/15/36	1,240	1,259
	UnitedHealth Group Inc.	6.500%	6/15/37	1,920	2,067
	UnitedHealth Group Inc.	6.625%	11/15/37	1,425	1,566
	UnitedHealth Group Inc.	6.875%	2/15/38	1,608	1,781
	UnitedHealth Group Inc.	3.500%	8/15/39	1,046	821
	UnitedHealth Group Inc.	2.750%	5/15/40	518	362
	UnitedHealth Group Inc.	5.700%	10/15/40	376	380
	UnitedHealth Group Inc.	5.950%	2/15/41	830	846
	UnitedHealth Group Inc.	3.050%	5/15/41	2,700	1,968
	UnitedHealth Group Inc.	4.625%	11/15/41	1,547	1,386
	UnitedHealth Group Inc.	4.375%	3/15/42	1,620	1,389
	UnitedHealth Group Inc.	3.950%	10/15/42	1,442	1,168
	UnitedHealth Group Inc.	4.250%	3/15/43	2,503	2,122
	UnitedHealth Group Inc.	4.750%	7/15/45	1,692	1,523
	UnitedHealth Group Inc.	4.200%	1/15/47	1,423	1,175
	UnitedHealth Group Inc.	4.250%	4/15/47	1,418	1,184
	UnitedHealth Group Inc.	3.750%	10/15/47	2,110	1,624
	UnitedHealth Group Inc.	4.250%	6/15/48	3,209	2,661
	UnitedHealth Group Inc.	4.450%	12/15/48	859	727
	UnitedHealth Group Inc.	3.700%	8/15/49	2,060	1,554
	UnitedHealth Group Inc.	2.900%	5/15/50	2,070	1,351
	UnitedHealth Group Inc.	3.250%	5/15/51	4,180	2,912
	UnitedHealth Group Inc.	4.750%	5/15/52	3,840	3,434
	UnitedHealth Group Inc.	3.875%	8/15/59	4,060	3,031
	UnitedHealth Group Inc.	3.125%	5/15/60	1,835	1,179
	UnitedHealth Group Inc.	4.950%	5/15/62	1,890	1,693
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,040	1,434
	Viatris Inc.	3.850%	6/22/40	2,440	1,517
	Viatris Inc.	4.000%	6/22/50	2,101	1,255
[3]	WakeMed	3.286%	10/1/52	500	345
[3]	West Virginia United Health System Obligated Group	3.129%	6/1/50	500	322
[3]	Willis-Knighton Medical Center	3.065%	3/1/51	1,455	929
	Wyeth LLC	6.500%	2/1/34	3,326	3,664
	Wyeth LLC	6.000%	2/15/36	1,360	1,414
	Wyeth LLC	5.950%	4/1/37	2,110	2,221
[3]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,000	595
	Zimmer Biomet Holdings Inc.	4.250%	8/15/35	413	349
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	720	683
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	670	526
	Zoetis Inc.	4.700%	2/1/43	2,416	2,119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zoetis Inc.	3.950%	9/12/47	1,111	873
	Zoetis Inc.	4.450%	8/20/48	794	671
	Zoetis Inc.	3.000%	5/15/50	840	553
					531,662
Industrials (3.9%)
[3]	3M Co.	5.700%	3/15/37	775	757
[3]	3M Co.	3.875%	6/15/44	540	402
[3]	3M Co.	3.125%	9/19/46	1,480	979
[3]	3M Co.	3.625%	10/15/47	1,655	1,198
[3]	3M Co.	4.000%	9/14/48	1,425	1,116
	3M Co.	3.250%	8/26/49	2,341	1,577
	3M Co.	3.700%	4/15/50	1,198	880
[3]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	1,250	993
	Boeing Co.	6.125%	2/15/33	1,142	1,099
	Boeing Co.	3.600%	5/1/34	1,210	908
	Boeing Co.	3.250%	2/1/35	1,065	753
	Boeing Co.	6.625%	2/15/38	1,238	1,187
	Boeing Co.	3.550%	3/1/38	759	519
	Boeing Co.	3.500%	3/1/39	1,123	755
	Boeing Co.	6.875%	3/15/39	988	963
	Boeing Co.	5.875%	2/15/40	1,790	1,547
	Boeing Co.	5.705%	5/1/40	5,285	4,614
	Boeing Co.	3.375%	6/15/46	1,095	662
	Boeing Co.	3.650%	3/1/47	615	387
	Boeing Co.	3.625%	3/1/48	975	604
	Boeing Co.	3.850%	11/1/48	770	498
	Boeing Co.	3.900%	5/1/49	1,705	1,113
	Boeing Co.	3.750%	2/1/50	675	436
	Boeing Co.	5.805%	5/1/50	9,958	8,665
	Boeing Co.	3.825%	3/1/59	975	583
	Boeing Co.	3.950%	8/1/59	1,191	743
	Boeing Co.	5.930%	5/1/60	6,655	5,702
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	719	770
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	855	907
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	980	991
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,344	1,262
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	1,166	1,139
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	782	724
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,640	1,404
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,080	929
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	1,826	1,584
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,260	1,190
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	2,643	2,416
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,505	1,315
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	1,790	1,469
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	767	679
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	1,131	903
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,285	1,899
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	1,145	935
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	1,090	814
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	3,428	2,332
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	1,418	1,005
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	1,475	960
	Canadian National Railway Co.	6.200%	6/1/36	977	1,033
	Canadian National Railway Co.	6.375%	11/15/37	1,129	1,188
	Canadian National Railway Co.	3.200%	8/2/46	680	488
	Canadian National Railway Co.	3.650%	2/3/48	1,000	768

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Canadian National Railway Co.	4.450%	1/20/49	980	857
Canadian National Railway Co.	2.450%	5/1/50	1,000	604
Canadian National Railway Co.	4.400%	8/5/52	1,080	932
Canadian Pacific Railway Co.	4.800%	9/15/35	1,470	1,347
Canadian Pacific Railway Co.	5.950%	5/15/37	250	253
Canadian Pacific Railway Co.	3.000%	12/2/41	2,375	1,697
Canadian Pacific Railway Co.	4.800%	8/1/45	1,121	991
Canadian Pacific Railway Co.	3.100%	12/2/51	4,995	3,294
Canadian Pacific Railway Co.	6.125%	9/15/15	1,215	1,152
Carrier Global Corp.	3.377%	4/5/40	2,843	2,053
Carrier Global Corp.	3.577%	4/5/50	3,381	2,337
Caterpillar Inc.	5.300%	9/15/35	950	958
Caterpillar Inc.	6.050%	8/15/36	635	682
Caterpillar Inc.	5.200%	5/27/41	1,697	1,681
Caterpillar Inc.	3.803%	8/15/42	1,174	966
Caterpillar Inc.	3.250%	9/19/49	1,956	1,443
Caterpillar Inc.	3.250%	4/9/50	2,700	1,992
Caterpillar Inc.	4.750%	5/15/64	1,666	1,491
Crane Holdings Co.	4.200%	3/15/48	950	682
CSX Corp.	6.000%	10/1/36	550	558
CSX Corp.	6.150%	5/1/37	1,255	1,300
CSX Corp.	6.220%	4/30/40	1,596	1,667
CSX Corp.	5.500%	4/15/41	2,170	2,111
CSX Corp.	4.750%	5/30/42	1,347	1,192
CSX Corp.	4.100%	3/15/44	1,430	1,146
CSX Corp.	3.800%	11/1/46	1,048	800
CSX Corp.	4.300%	3/1/48	2,390	1,973
CSX Corp.	4.750%	11/15/48	2,208	1,948
CSX Corp.	4.500%	3/15/49	1,966	1,666
CSX Corp.	3.350%	9/15/49	540	380
CSX Corp.	3.800%	4/15/50	629	475
CSX Corp.	3.950%	5/1/50	1,325	1,036
CSX Corp.	2.500%	5/15/51	750	450
CSX Corp.	4.500%	11/15/52	2,095	1,762
CSX Corp.	4.500%	8/1/54	1,075	896
CSX Corp.	4.250%	11/1/66	325	247
CSX Corp.	4.650%	3/1/68	343	279
Cummins Inc.	4.875%	10/1/43	1,128	1,050
Cummins Inc.	2.600%	9/1/50	1,025	639
Deere & Co.	3.900%	6/9/42	2,458	2,106
Deere & Co.	2.875%	9/7/49	929	647
Deere & Co.	3.750%	4/15/50	1,611	1,322
Dover Corp.	5.375%	10/15/35	565	534
Dover Corp.	5.375%	3/1/41	663	610
Eaton Corp.	4.000%	11/2/32	1,740	1,560
Eaton Corp.	4.150%	3/15/33	2,314	2,091
Eaton Corp.	4.150%	11/2/42	1,483	1,221
Eaton Corp.	3.915%	9/15/47	633	495
Eaton Corp.	4.700%	8/23/52	1,290	1,133
Emerson Electric Co.	2.800%	12/21/51	3,755	2,431
FedEx Corp.	4.900%	1/15/34	1,715	1,565
FedEx Corp.	3.900%	2/1/35	870	713
FedEx Corp.	3.250%	5/15/41	820	564
FedEx Corp.	3.875%	8/1/42	1,150	848
FedEx Corp.	4.100%	4/15/43	1,145	857
FedEx Corp.	5.100%	1/15/44	2,433	2,071
FedEx Corp.	4.100%	2/1/45	1,970	1,424
FedEx Corp.	4.750%	11/15/45	833	675

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FedEx Corp.	4.550%	4/1/46	1,922	1,521
	FedEx Corp.	4.400%	1/15/47	1,319	1,020
	FedEx Corp.	4.050%	2/15/48	1,362	999
	FedEx Corp.	4.950%	10/17/48	2,930	2,472
	FedEx Corp.	5.250%	5/15/50	1,520	1,331
[3]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	2,076	1,691
	Fortive Corp.	4.300%	6/15/46	1,231	952
	General Dynamics Corp.	4.250%	4/1/40	1,426	1,252
	General Dynamics Corp.	2.850%	6/1/41	80	57
	General Dynamics Corp.	3.600%	11/15/42	1,030	817
[3]	General Electric Co.	5.875%	1/14/38	1,725	1,728
	Honeywell International Inc.	5.700%	3/15/36	985	1,032
	Honeywell International Inc.	5.700%	3/15/37	1,025	1,070
	Honeywell International Inc.	5.375%	3/1/41	870	883
	Honeywell International Inc.	3.812%	11/21/47	1,280	1,056
	Illinois Tool Works Inc.	4.875%	9/15/41	1,048	980
	Illinois Tool Works Inc.	3.900%	9/1/42	2,003	1,650
[3]	Johnson Controls International plc	6.000%	1/15/36	964	968
[3]	Johnson Controls International plc	4.625%	7/2/44	841	698
[3]	Johnson Controls International plc	5.125%	9/14/45	403	349
	Johnson Controls International plc	4.500%	2/15/47	1,020	813
[3]	Johnson Controls International plc	4.950%	7/2/64	911	729
[3]	Kansas City Southern	4.300%	5/15/43	1,065	858
[3]	Kansas City Southern	4.950%	8/15/45	1,586	1,386
	Kansas City Southern	4.700%	5/1/48	374	320
	Kansas City Southern	3.500%	5/1/50	1,330	930
	Kansas City Southern	4.200%	11/15/69	871	637
	L3Harris Technologies Inc.	4.854%	4/27/35	1,814	1,654
	L3Harris Technologies Inc.	5.054%	4/27/45	680	601
	Lockheed Martin Corp.	3.600%	3/1/35	2,257	1,934
	Lockheed Martin Corp.	4.500%	5/15/36	1,300	1,197
[3]	Lockheed Martin Corp.	6.150%	9/1/36	1,555	1,644
	Lockheed Martin Corp.	5.720%	6/1/40	1,444	1,473
	Lockheed Martin Corp.	4.070%	12/15/42	1,549	1,314
	Lockheed Martin Corp.	3.800%	3/1/45	1,102	877
	Lockheed Martin Corp.	4.700%	5/15/46	1,482	1,344
	Lockheed Martin Corp.	2.800%	6/15/50	1,510	1,004
	Lockheed Martin Corp.	4.090%	9/15/52	2,959	2,466
	Lockheed Martin Corp.	4.150%	6/15/53	3,620	3,034
	Lockheed Martin Corp.	4.300%	6/15/62	596	497
	Norfolk Southern Corp.	7.050%	5/1/37	233	250
	Norfolk Southern Corp.	4.837%	10/1/41	1,306	1,167
	Norfolk Southern Corp.	3.950%	10/1/42	558	453
	Norfolk Southern Corp.	4.450%	6/15/45	1,225	1,028
	Norfolk Southern Corp.	4.650%	1/15/46	916	794
	Norfolk Southern Corp.	3.942%	11/1/47	1,198	933
	Norfolk Southern Corp.	4.150%	2/28/48	1,408	1,126
	Norfolk Southern Corp.	4.100%	5/15/49	1,520	1,204
	Norfolk Southern Corp.	3.400%	11/1/49	2,025	1,419
	Norfolk Southern Corp.	3.050%	5/15/50	2,595	1,692
	Norfolk Southern Corp.	4.050%	8/15/52	945	730
	Norfolk Southern Corp.	4.550%	6/1/53	900	763
	Norfolk Southern Corp.	3.155%	5/15/55	2,625	1,682
	Norfolk Southern Corp.	4.100%	5/15/21	1,375	923
	Northrop Grumman Corp.	5.150%	5/1/40	750	702
	Northrop Grumman Corp.	5.050%	11/15/40	1,350	1,238
	Northrop Grumman Corp.	4.750%	6/1/43	2,842	2,497

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northrop Grumman Corp.	3.850%	4/15/45	526	403
	Northrop Grumman Corp.	4.030%	10/15/47	2,592	2,057
	Northrop Grumman Corp.	5.250%	5/1/50	2,397	2,294
	Otis Worldwide Corp.	3.112%	2/15/40	1,975	1,390
	Otis Worldwide Corp.	3.362%	2/15/50	1,365	922
[3]	Parker-Hannifin Corp.	4.200%	11/21/34	1,292	1,127
[3]	Parker-Hannifin Corp.	6.250%	5/15/38	1,036	1,049
[3]	Parker-Hannifin Corp.	4.450%	11/21/44	999	817
	Parker-Hannifin Corp.	4.100%	3/1/47	1,255	985
	Parker-Hannifin Corp.	4.000%	6/14/49	1,567	1,205
	Precision Castparts Corp.	3.900%	1/15/43	1,010	811
	Precision Castparts Corp.	4.375%	6/15/45	1,249	1,061
	Raytheon Technologies Corp.	6.050%	6/1/36	1,635	1,684
	Raytheon Technologies Corp.	6.125%	7/15/38	1,673	1,716
	Raytheon Technologies Corp.	4.450%	11/16/38	2,590	2,257
	Raytheon Technologies Corp.	4.875%	10/15/40	1,250	1,139
	Raytheon Technologies Corp.	4.700%	12/15/41	1,681	1,460
	Raytheon Technologies Corp.	4.500%	6/1/42	6,562	5,663
	Raytheon Technologies Corp.	4.800%	12/15/43	1,025	904
	Raytheon Technologies Corp.	4.150%	5/15/45	1,112	890
	Raytheon Technologies Corp.	3.750%	11/1/46	2,473	1,861
	Raytheon Technologies Corp.	4.350%	4/15/47	2,392	1,992
	Raytheon Technologies Corp.	4.050%	5/4/47	1,615	1,289
	Raytheon Technologies Corp.	4.625%	11/16/48	2,030	1,753
	Raytheon Technologies Corp.	3.125%	7/1/50	2,480	1,664
	Raytheon Technologies Corp.	2.820%	9/1/51	1,930	1,213
	Republic Services Inc.	6.200%	3/1/40	740	755
	Republic Services Inc.	5.700%	5/15/41	830	828
	Republic Services Inc.	3.050%	3/1/50	725	491
	Rockwell Automation Inc.	4.200%	3/1/49	1,175	995
	Rockwell Automation Inc.	2.800%	8/15/61	1,200	707
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	1,459	1,385
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	1,010	832
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	150	119
	Tyco Electronics Group SA	7.125%	10/1/37	1,550	1,755
	Union Pacific Corp.	3.375%	2/1/35	1,208	985
	Union Pacific Corp.	2.891%	4/6/36	1,005	768
	Union Pacific Corp.	3.600%	9/15/37	1,288	1,046
[3]	Union Pacific Corp.	3.550%	8/15/39	845	670
	Union Pacific Corp.	3.200%	5/20/41	2,596	1,942
	Union Pacific Corp.	4.050%	3/1/46	1,025	837
	Union Pacific Corp.	3.350%	8/15/46	2,370	1,703
	Union Pacific Corp.	4.000%	4/15/47	1,275	1,022
	Union Pacific Corp.	3.250%	2/5/50	3,370	2,383
	Union Pacific Corp.	2.950%	3/10/52	1,863	1,232
	Union Pacific Corp.	4.950%	9/9/52	1,135	1,061
	Union Pacific Corp.	3.500%	2/14/53	575	418
	Union Pacific Corp.	3.875%	2/1/55	1,805	1,378
	Union Pacific Corp.	3.950%	8/15/59	950	719
	Union Pacific Corp.	3.839%	3/20/60	2,275	1,692
	Union Pacific Corp.	3.550%	5/20/61	1,137	790
	Union Pacific Corp.	2.973%	9/16/62	5,080	3,083
	Union Pacific Corp.	5.150%	1/20/63	757	703
	Union Pacific Corp.	3.750%	2/5/70	855	594
	Union Pacific Corp.	3.799%	4/6/71	4,186	2,954
	Union Pacific Corp.	3.850%	2/14/72	1,075	770
[3]	Union Pacific Railroad Co. Pass-Through Trust Series 2007-3	6.176%	1/2/31	294	302

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Parcel Service Inc.	6.200%	1/15/38	2,197	2,372
United Parcel Service Inc.	5.200%	4/1/40	1,177	1,151
United Parcel Service Inc.	4.875%	11/15/40	920	865
United Parcel Service Inc.	3.625%	10/1/42	702	554
United Parcel Service Inc.	3.400%	11/15/46	1,290	960
United Parcel Service Inc.	3.750%	11/15/47	3,539	2,823
United Parcel Service Inc.	4.250%	3/15/49	1,916	1,651
United Parcel Service Inc.	3.400%	9/1/49	1,741	1,315
United Parcel Service Inc.	5.300%	4/1/50	1,035	1,039
Valmont Industries Inc.	5.000%	10/1/44	975	815
Valmont Industries Inc.	5.250%	10/1/54	700	602
Waste Connections Inc.	3.050%	4/1/50	1,450	973
Waste Connections Inc.	2.950%	1/15/52	1,105	717
Waste Management Inc.	2.950%	6/1/41	1,910	1,371
Waste Management Inc.	4.150%	7/15/49	1,130	959
Waste Management Inc.	2.500%	11/15/50	1,150	702
WW Grainger Inc.	4.600%	6/15/45	540	487
WW Grainger Inc.	3.750%	5/15/46	1,249	978
WW Grainger Inc.	4.200%	5/15/47	966	813
Xylem Inc.	4.375%	11/1/46	925	761
				300,870
Materials (1.7%)
Air Products and Chemicals Inc.	2.700%	5/15/40	890	640
Air Products and Chemicals Inc.	2.800%	5/15/50	1,175	784
Albemarle Corp.	5.450%	12/1/44	1,025	917
Albemarle Corp.	5.650%	6/1/52	1,000	891
ArcelorMittal SA	7.000%	10/15/39	1,500	1,419
ArcelorMittal SA	6.750%	3/1/41	1,160	1,063
Barrick Gold Corp.	6.450%	10/15/35	970	1,003
Barrick North America Finance LLC	5.700%	5/30/41	1,705	1,621
Barrick North America Finance LLC	5.750%	5/1/43	1,721	1,621
Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	1,870	1,824
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	2,585	2,203
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	5,151	4,872
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	900	663
CF Industries Inc.	5.150%	3/15/34	1,355	1,227
CF Industries Inc.	4.950%	6/1/43	1,825	1,472
CF Industries Inc.	5.375%	3/15/44	1,355	1,150
Dow Chemical Co.	4.250%	10/1/34	1,178	993
Dow Chemical Co.	9.400%	5/15/39	247	314
Dow Chemical Co.	5.250%	11/15/41	1,728	1,550
Dow Chemical Co.	4.375%	11/15/42	2,336	1,844
Dow Chemical Co.	4.625%	10/1/44	1,318	1,054
Dow Chemical Co.	5.550%	11/30/48	2,210	2,005
Dow Chemical Co.	4.800%	5/15/49	1,660	1,370
Dow Chemical Co.	3.600%	11/15/50	2,245	1,529
DuPont de Nemours Inc.	5.319%	11/15/38	2,086	1,898
DuPont de Nemours Inc.	5.419%	11/15/48	3,453	3,103
Eastman Chemical Co.	4.800%	9/1/42	1,415	1,160
Eastman Chemical Co.	4.650%	10/15/44	1,219	960
Ecolab Inc.	2.125%	8/15/50	1,100	623
Ecolab Inc.	2.700%	12/15/51	1,854	1,184
Ecolab Inc.	2.750%	8/18/55	2,359	1,458
FMC Corp.	4.500%	10/1/49	975	751
Freeport-McMoRan Inc.	5.400%	11/14/34	1,550	1,377
Freeport-McMoRan Inc.	5.450%	3/15/43	3,689	3,047
International Flavors & Fragrances Inc.	4.375%	6/1/47	1,390	1,054
International Flavors & Fragrances Inc.	5.000%	9/26/48	1,055	884

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Paper Co.	5.000%	9/15/35	1,775	1,639
	International Paper Co.	6.000%	11/15/41	1,020	975
	International Paper Co.	4.800%	6/15/44	1,792	1,495
	International Paper Co.	4.400%	8/15/47	1,500	1,201
	International Paper Co.	4.350%	8/15/48	1,300	1,038
	Linde Inc.	3.550%	11/7/42	1,678	1,324
	Linde Inc.	2.000%	8/10/50	370	206
	Lubrizol Corp.	6.500%	10/1/34	640	702
	LYB International Finance BV	5.250%	7/15/43	1,715	1,467
	LYB International Finance BV	4.875%	3/15/44	956	777
	LYB International Finance III LLC	3.375%	10/1/40	1,075	740
	LYB International Finance III LLC	4.200%	10/15/49	1,162	833
	LYB International Finance III LLC	4.200%	5/1/50	1,255	905
	LYB International Finance III LLC	3.625%	4/1/51	1,075	703
	LYB International Finance III LLC	3.800%	10/1/60	1,535	963
	LyondellBasell Industries NV	4.625%	2/26/55	2,137	1,611
	Martin Marietta Materials Inc.	3.200%	7/15/51	2,020	1,266
	Mosaic Co.	5.450%	11/15/33	2,076	1,953
	Mosaic Co.	4.875%	11/15/41	1,032	836
	Mosaic Co.	5.625%	11/15/43	1,398	1,256
[3]	Newmont Corp.	5.875%	4/1/35	1,297	1,256
	Newmont Corp.	6.250%	10/1/39	1,940	1,941
	Newmont Corp.	4.875%	3/15/42	1,162	1,011
	Newmont Corp.	5.450%	6/9/44	1,140	1,039
	Nucor Corp.	2.979%	12/15/55	3,600	2,132
	Nutrien Ltd.	4.125%	3/15/35	1,410	1,199
	Nutrien Ltd.	5.875%	12/1/36	1,090	1,082
	Nutrien Ltd.	5.625%	12/1/40	1,105	1,041
	Nutrien Ltd.	4.900%	6/1/43	1,675	1,457
	Nutrien Ltd.	5.250%	1/15/45	835	744
	Nutrien Ltd.	5.000%	4/1/49	1,725	1,527
	Packaging Corp. of America	4.050%	12/15/49	830	626
	Packaging Corp. of America	3.050%	10/1/51	1,100	693
	Rio Tinto Alcan Inc.	5.750%	6/1/35	1,373	1,385
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,006	1,945
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	2,525	1,633
	Rio Tinto Finance USA plc	4.750%	3/22/42	2,020	1,844
	Rio Tinto Finance USA plc	4.125%	8/21/42	1,461	1,231
	RPM International Inc.	5.250%	6/1/45	900	756
	RPM International Inc.	4.250%	1/15/48	765	560
	Sherwin-Williams Co.	4.550%	8/1/45	2,034	1,615
	Sherwin-Williams Co.	4.500%	6/1/47	1,203	981
	Sherwin-Williams Co.	3.800%	8/15/49	1,900	1,372
	Sherwin-Williams Co.	3.300%	5/15/50	725	478
	Sherwin-Williams Co.	2.900%	3/15/52	675	406
	Southern Copper Corp.	7.500%	7/27/35	2,020	2,191
	Southern Copper Corp.	6.750%	4/16/40	2,325	2,397
	Southern Copper Corp.	5.250%	11/8/42	3,418	2,997
	Southern Copper Corp.	5.875%	4/23/45	2,090	1,957
	Steel Dynamics Inc.	3.250%	10/15/50	800	490
	Teck Resources Ltd.	6.000%	8/15/40	894	789
	Teck Resources Ltd.	5.200%	3/1/42	1,215	976
	Teck Resources Ltd.	5.400%	2/1/43	490	405
	Vale Overseas Ltd.	8.250%	1/17/34	1,008	1,101
	Vale Overseas Ltd.	6.875%	11/21/36	3,696	3,524
	Vale Overseas Ltd.	6.875%	11/10/39	1,700	1,601
	Vale SA	5.625%	9/11/42	1,210	1,037
	Vulcan Materials Co.	4.500%	6/15/47	2,465	2,003

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westlake Corp.	2.875%	8/15/41	500	316
	Westlake Corp.	5.000%	8/15/46	2,040	1,696
	Westlake Corp.	4.375%	11/15/47	1,205	911
	Westlake Corp.	3.125%	8/15/51	1,099	678
	Westlake Corp.	3.375%	8/15/61	825	476
	WRKCo Inc.	3.000%	6/15/33	1,770	1,370
					130,287
Real Estate (0.7%)
	Agree LP	4.800%	10/1/32	675	603
	Agree LP	2.600%	6/15/33	775	565
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	2,383	1,678
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	1,284	993
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	575	483
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,670	1,255
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	1,080	657
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	1,745	1,189
	American Assets Trust LP	3.375%	2/1/31	52	41
	American Tower Corp.	3.700%	10/15/49	1,040	711
	American Tower Corp.	3.100%	6/15/50	2,170	1,349
	American Tower Corp.	2.950%	1/15/51	1,825	1,098
[3]	AvalonBay Communities Inc.	3.900%	10/15/46	990	765
[3]	AvalonBay Communities Inc.	4.150%	7/1/47	775	631
[3]	AvalonBay Communities Inc.	4.350%	4/15/48	245	204
	Camden Property Trust	3.350%	11/1/49	685	477
	Corporate Office Properties LP	2.900%	12/1/33	1,499	1,040
	Crown Castle Inc.	2.900%	4/1/41	1,962	1,281
	Crown Castle Inc.	4.750%	5/15/47	428	351
	Crown Castle Inc.	5.200%	2/15/49	1,308	1,130
	Crown Castle Inc.	4.000%	11/15/49	1,030	745
	Crown Castle Inc.	4.150%	7/1/50	775	575
	Crown Castle Inc.	3.250%	1/15/51	1,700	1,082
	Duke Realty LP	3.050%	3/1/50	925	620
	Equinix Inc.	3.000%	7/15/50	771	474
	Equinix Inc.	2.950%	9/15/51	1,238	741
	Equinix Inc.	3.400%	2/15/52	550	362
	ERP Operating LP	4.500%	7/1/44	1,225	1,036
	ERP Operating LP	4.500%	6/1/45	750	631
	ERP Operating LP	4.000%	8/1/47	950	741
	Essex Portfolio LP	4.500%	3/15/48	596	478
	Essex Portfolio LP	2.650%	9/1/50	620	347
	Federal Realty Investment Trust	4.500%	12/1/44	920	724
	Healthpeak Properties Inc.	6.750%	2/1/41	625	637
	Highwoods Realty LP	2.600%	2/1/31	73	55
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	1,100	776
	Kilroy Realty LP	2.500%	11/15/32	1,075	774
	Kilroy Realty LP	2.650%	11/15/33	925	647
	Kimco Realty Corp.	4.600%	2/1/33	1,250	1,130
	Kimco Realty Corp.	4.250%	4/1/45	875	666
	Kimco Realty Corp.	4.125%	12/1/46	1,000	742
	Kimco Realty Corp.	4.450%	9/1/47	980	757
	Kimco Realty Corp.	3.700%	10/1/49	175	121
	Mid-America Apartments LP	2.875%	9/15/51	720	450
	National Retail Properties Inc.	4.800%	10/15/48	600	506
	National Retail Properties Inc.	3.500%	4/15/51	1,400	939
	National Retail Properties Inc.	3.000%	4/15/52	1,211	731
	Omega Healthcare Investors Inc.	3.250%	4/15/33	1,350	957
	Prologis LP	4.375%	9/15/48	653	556
	Prologis LP	3.000%	4/15/50	1,425	949

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prologis LP	2.125%	10/15/50	1,385	779
	Realty Income Corp.	2.850%	12/15/32	1,542	1,236
	Realty Income Corp.	1.800%	3/15/33	817	575
	Realty Income Corp.	4.650%	3/15/47	1,406	1,226
	Regency Centers LP	4.400%	2/1/47	695	538
	Regency Centers LP	4.650%	3/15/49	804	636
	Simon Property Group LP	6.750%	2/1/40	1,252	1,299
	Simon Property Group LP	4.750%	3/15/42	910	764
	Simon Property Group LP	4.250%	10/1/44	686	532
	Simon Property Group LP	4.250%	11/30/46	2,120	1,652
	Simon Property Group LP	3.250%	9/13/49	990	640
	Simon Property Group LP	3.800%	7/15/50	685	479
[3]	UDR Inc.	1.900%	3/15/33	910	633
	UDR Inc.	3.100%	11/1/34	775	595
	Ventas Realty LP	5.700%	9/30/43	785	710
	Ventas Realty LP	4.375%	2/1/45	400	312
	Ventas Realty LP	4.875%	4/15/49	775	657
	VICI Properties LP	5.625%	5/15/52	1,500	1,241
	Welltower Inc.	6.500%	3/15/41	850	841
	Welltower Inc.	4.950%	9/1/48	1,070	913
	Weyerhaeuser Co.	4.000%	3/9/52	900	660
	WP Carey Inc.	2.250%	4/1/33	898	638
					54,006
Technology (4.4%)
	Analog Devices Inc.	2.800%	10/1/41	1,820	1,289
	Analog Devices Inc.	2.950%	10/1/51	2,005	1,335
	Apple Inc.	4.500%	2/23/36	2,035	1,972
	Apple Inc.	2.375%	2/8/41	2,445	1,697
	Apple Inc.	3.850%	5/4/43	6,138	5,165
	Apple Inc.	4.450%	5/6/44	2,200	2,020
	Apple Inc.	3.450%	2/9/45	4,015	3,163
	Apple Inc.	4.375%	5/13/45	4,083	3,664
	Apple Inc.	4.650%	2/23/46	5,211	4,858
	Apple Inc.	3.850%	8/4/46	4,116	3,409
	Apple Inc.	3.750%	9/12/47	2,224	1,806
	Apple Inc.	3.750%	11/13/47	2,558	2,083
	Apple Inc.	2.950%	9/11/49	5,176	3,654
	Apple Inc.	2.650%	5/11/50	2,673	1,765
	Apple Inc.	2.400%	8/20/50	2,605	1,627
	Apple Inc.	2.650%	2/8/51	7,315	4,800
	Apple Inc.	2.700%	8/5/51	3,451	2,275
	Apple Inc.	3.950%	8/8/52	2,000	1,667
	Apple Inc.	2.550%	8/20/60	4,298	2,584
	Apple Inc.	2.800%	2/8/61	4,345	2,723
	Apple Inc.	2.850%	8/5/61	2,424	1,530
	Applied Materials Inc.	5.100%	10/1/35	1,725	1,694
	Applied Materials Inc.	5.850%	6/15/41	1,555	1,620
	Applied Materials Inc.	4.350%	4/1/47	878	758
	Applied Materials Inc.	2.750%	6/1/50	1,635	1,060
	Broadcom Inc.	4.300%	11/15/32	5,340	4,498
[5]	Broadcom Inc.	2.600%	2/15/33	4,010	2,872
[5]	Broadcom Inc.	3.419%	4/15/33	4,351	3,338
[5]	Broadcom Inc.	3.469%	4/15/34	4,650	3,497
[5]	Broadcom Inc.	3.137%	11/15/35	6,255	4,386
[5]	Broadcom Inc.	3.187%	11/15/36	4,385	3,003
[5]	Broadcom Inc.	4.926%	5/15/37	4,000	3,309
[5]	Broadcom Inc.	3.500%	2/15/41	7,160	4,829
[5]	Broadcom Inc.	3.750%	2/15/51	3,570	2,328

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cisco Systems Inc.	5.900%	2/15/39	2,772	2,883
	Cisco Systems Inc.	5.500%	1/15/40	4,285	4,268
	Corning Inc.	4.700%	3/15/37	1,150	1,010
	Corning Inc.	5.750%	8/15/40	1,013	978
	Corning Inc.	4.750%	3/15/42	350	299
	Corning Inc.	5.350%	11/15/48	1,771	1,597
	Corning Inc.	3.900%	11/15/49	300	213
	Corning Inc.	4.375%	11/15/57	1,165	868
	Corning Inc.	5.850%	11/15/68	721	632
	Corning Inc.	5.450%	11/15/79	1,050	858
	Dell Inc.	6.500%	4/15/38	1,200	1,099
	Dell International LLC	8.100%	7/15/36	1,961	2,080
[5]	Dell International LLC	3.375%	12/15/41	2,125	1,313
	Dell International LLC	8.350%	7/15/46	1,536	1,663
[5]	Dell International LLC	3.450%	12/15/51	2,590	1,479
	Fidelity National Information Services Inc.	3.100%	3/1/41	1,435	954
	Fidelity National Information Services Inc.	4.500%	8/15/46	281	224
	Fiserv Inc.	4.400%	7/1/49	4,560	3,535
	Global Payments Inc.	4.150%	8/15/49	1,962	1,355
	Global Payments Inc.	5.950%	8/15/52	500	439
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	3,511	3,196
	HP Inc.	5.500%	1/15/33	2,000	1,774
	HP Inc.	6.000%	9/15/41	3,182	2,766
	Intel Corp.	4.000%	12/15/32	1,457	1,317
	Intel Corp.	4.600%	3/25/40	1,770	1,560
	Intel Corp.	2.800%	8/12/41	1,700	1,146
	Intel Corp.	4.800%	10/1/41	1,500	1,344
	Intel Corp.	4.250%	12/15/42	1,125	927
	Intel Corp.	4.900%	7/29/45	2,100	1,876
	Intel Corp.	4.100%	5/19/46	3,180	2,549
	Intel Corp.	4.100%	5/11/47	1,585	1,252
	Intel Corp.	3.734%	12/8/47	5,772	4,285
	Intel Corp.	3.250%	11/15/49	4,010	2,669
	Intel Corp.	4.750%	3/25/50	1,365	1,177
	Intel Corp.	3.050%	8/12/51	3,865	2,472
	Intel Corp.	4.900%	8/5/52	3,000	2,648
	Intel Corp.	3.100%	2/15/60	2,025	1,223
	Intel Corp.	3.200%	8/12/61	1,055	654
	Intel Corp.	5.050%	8/5/62	2,525	2,192
	International Business Machines Corp.	4.150%	5/15/39	4,783	3,943
	International Business Machines Corp.	5.600%	11/30/39	1,820	1,766
	International Business Machines Corp.	2.850%	5/15/40	975	675
	International Business Machines Corp.	4.000%	6/20/42	4,215	3,315
	International Business Machines Corp.	4.250%	5/15/49	5,758	4,551
	International Business Machines Corp.	2.950%	5/15/50	1,013	636
	International Business Machines Corp.	3.430%	2/9/52	485	330
	Juniper Networks Inc.	5.950%	3/15/41	905	803
	KLA Corp.	4.650%	7/15/32	2,000	1,920
	KLA Corp.	5.000%	3/15/49	615	562
	KLA Corp.	3.300%	3/1/50	825	580
	KLA Corp.	4.950%	7/15/52	2,350	2,135
	KLA Corp.	5.250%	7/15/62	1,685	1,553
	Kyndryl Holdings Inc.	4.100%	10/15/41	810	464
	Lam Research Corp.	4.875%	3/15/49	2,155	1,981
	Lam Research Corp.	2.875%	6/15/50	1,654	1,086
	Lam Research Corp.	3.125%	6/15/60	550	353
	Micron Technology Inc.	3.366%	11/1/41	1,060	679
	Micron Technology Inc.	3.477%	11/1/51	985	583

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microsoft Corp.	3.500%	2/12/35	3,460	3,112
	Microsoft Corp.	4.200%	11/3/35	545	516
	Microsoft Corp.	3.450%	8/8/36	7,190	6,284
	Microsoft Corp.	4.100%	2/6/37	1,559	1,438
	Microsoft Corp.	4.500%	10/1/40	2,085	1,988
	Microsoft Corp.	5.300%	2/8/41	78	81
	Microsoft Corp.	3.700%	8/8/46	8,405	6,979
	Microsoft Corp.	2.525%	6/1/50	10,833	7,125
	Microsoft Corp.	2.921%	3/17/52	15,936	11,268
	Microsoft Corp.	3.950%	8/8/56	575	479
	Microsoft Corp.	2.675%	6/1/60	8,947	5,667
	Microsoft Corp.	3.041%	3/17/62	4,528	3,089
	Moody's Corp.	2.750%	8/19/41	1,400	929
	Moody's Corp.	5.250%	7/15/44	1,650	1,515
	Moody's Corp.	4.875%	12/17/48	175	154
	Moody's Corp.	3.250%	5/20/50	871	588
	Moody's Corp.	3.750%	2/25/52	900	665
	Moody's Corp.	2.550%	8/18/60	1,150	621
	Moody's Corp.	3.100%	11/29/61	425	258
	Motorola Solutions Inc.	5.500%	9/1/44	1,025	868
	NVIDIA Corp.	3.500%	4/1/40	1,350	1,053
	NVIDIA Corp.	3.500%	4/1/50	4,257	3,133
	NVIDIA Corp.	3.700%	4/1/60	1,172	839
	NXP BV	5.000%	1/15/33	2,025	1,816
	NXP BV	3.250%	5/11/41	1,625	1,065
	NXP BV	3.125%	2/15/42	1,165	740
	NXP BV	3.250%	11/30/51	1,190	715
	Oracle Corp.	4.300%	7/8/34	5,045	4,121
	Oracle Corp.	3.900%	5/15/35	2,651	2,032
	Oracle Corp.	3.850%	7/15/36	2,465	1,846
	Oracle Corp.	3.800%	11/15/37	4,371	3,184
	Oracle Corp.	6.500%	4/15/38	463	441
	Oracle Corp.	6.125%	7/8/39	1,639	1,491
	Oracle Corp.	3.600%	4/1/40	6,330	4,293
	Oracle Corp.	5.375%	7/15/40	4,342	3,616
	Oracle Corp.	3.650%	3/25/41	4,790	3,251
	Oracle Corp.	4.500%	7/8/44	1,925	1,415
	Oracle Corp.	4.125%	5/15/45	4,345	2,950
	Oracle Corp.	4.000%	7/15/46	8,045	5,445
	Oracle Corp.	4.000%	11/15/47	1,430	960
	Oracle Corp.	3.600%	4/1/50	9,521	5,957
	Oracle Corp.	3.950%	3/25/51	6,373	4,231
	Oracle Corp.	4.375%	5/15/55	2,438	1,653
	Oracle Corp.	3.850%	4/1/60	5,311	3,210
	Oracle Corp.	4.100%	3/25/61	3,175	2,010
	PayPal Holdings Inc.	3.250%	6/1/50	2,600	1,758
	PayPal Holdings Inc.	5.050%	6/1/52	1,000	888
	PayPal Holdings Inc.	5.250%	6/1/62	1,000	893
	QUALCOMM Inc.	4.650%	5/20/35	1,970	1,852
	QUALCOMM Inc.	4.800%	5/20/45	3,874	3,502
	QUALCOMM Inc.	4.300%	5/20/47	3,004	2,554
	QUALCOMM Inc.	4.500%	5/20/52	2,000	1,720
	S&P Global Inc.	3.250%	12/1/49	1,427	1,001
[5]	S&P Global Inc.	3.700%	3/1/52	1,125	852
	S&P Global Inc.	2.300%	8/15/60	1,675	879
[5]	S&P Global Inc.	3.900%	3/1/62	500	379
	Salesforce Inc.	2.700%	7/15/41	1,990	1,372
	Salesforce Inc.	2.900%	7/15/51	4,628	3,055

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salesforce Inc.	3.050%	7/15/61	3,295	2,059
	Texas Instruments Inc.	3.875%	3/15/39	2,229	1,926
	Texas Instruments Inc.	4.150%	5/15/48	2,963	2,535
	Texas Instruments Inc.	2.700%	9/15/51	1,085	732
	TSMC Arizona Corp.	3.125%	10/25/41	1,900	1,419
	TSMC Arizona Corp.	3.250%	10/25/51	1,750	1,244
	TSMC Arizona Corp.	4.500%	4/22/52	2,050	1,782
	Verisk Analytics Inc.	5.500%	6/15/45	1,043	981
	Verisk Analytics Inc.	3.625%	5/15/50	1,025	703
					334,144
Utilities (5.9%)
[3]	AEP Texas Inc.	4.150%	5/1/49	690	525
[3]	AEP Texas Inc.	3.450%	1/15/50	1,015	690
	AEP Texas Inc.	3.450%	5/15/51	1,087	756
	AEP Texas Inc.	5.250%	5/15/52	1,000	915
	AEP Transmission Co. LLC	4.000%	12/1/46	750	588
	AEP Transmission Co. LLC	3.750%	12/1/47	945	711
	AEP Transmission Co. LLC	4.250%	9/15/48	700	569
	AEP Transmission Co. LLC	3.800%	6/15/49	1,200	903
	AEP Transmission Co. LLC	3.150%	9/15/49	530	358
[3]	AEP Transmission Co. LLC	3.650%	4/1/50	930	687
[3]	AEP Transmission Co. LLC	2.750%	8/15/51	1,140	713
[3]	AEP Transmission Co. LLC	4.500%	6/15/52	1,600	1,362
	Alabama Power Co.	6.125%	5/15/38	610	621
	Alabama Power Co.	6.000%	3/1/39	1,215	1,243
	Alabama Power Co.	3.850%	12/1/42	419	329
	Alabama Power Co.	4.150%	8/15/44	1,200	970
	Alabama Power Co.	3.750%	3/1/45	1,067	804
	Alabama Power Co.	4.300%	1/2/46	1,341	1,100
[3]	Alabama Power Co.	3.700%	12/1/47	2,017	1,513
[3]	Alabama Power Co.	4.300%	7/15/48	1,075	888
	Alabama Power Co.	3.450%	10/1/49	1,305	924
	Alabama Power Co.	3.125%	7/15/51	942	637
	Alabama Power Co.	3.000%	3/15/52	1,335	877
	Ameren Illinois Co.	4.150%	3/15/46	857	706
	Ameren Illinois Co.	3.700%	12/1/47	1,110	845
	Ameren Illinois Co.	4.500%	3/15/49	1,437	1,230
	Ameren Illinois Co.	3.250%	3/15/50	651	452
	Ameren Illinois Co.	2.900%	6/15/51	852	547
	American Electric Power Co. Inc.	3.250%	3/1/50	810	522
	American Water Capital Corp.	6.593%	10/15/37	1,174	1,245
	American Water Capital Corp.	4.300%	12/1/42	1,035	865
	American Water Capital Corp.	4.300%	9/1/45	675	553
	American Water Capital Corp.	3.750%	9/1/47	1,501	1,128
	American Water Capital Corp.	4.200%	9/1/48	1,920	1,549
	American Water Capital Corp.	4.150%	6/1/49	545	438
	American Water Capital Corp.	3.450%	5/1/50	1,620	1,166
	American Water Capital Corp.	3.250%	6/1/51	1,300	908
	Appalachian Power Co.	7.000%	4/1/38	1,023	1,097
	Appalachian Power Co.	4.400%	5/15/44	678	540
	Appalachian Power Co.	4.450%	6/1/45	718	573
[3]	Appalachian Power Co.	4.500%	3/1/49	756	614
[3]	Appalachian Power Co.	3.700%	5/1/50	1,675	1,197
	Arizona Public Service Co.	5.050%	9/1/41	1,355	1,167
	Arizona Public Service Co.	4.500%	4/1/42	825	667
	Arizona Public Service Co.	4.350%	11/15/45	1,005	775
	Arizona Public Service Co.	3.750%	5/15/46	1,260	908
	Arizona Public Service Co.	4.200%	8/15/48	850	651

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona Public Service Co.	4.250%	3/1/49	945	718
	Arizona Public Service Co.	3.500%	12/1/49	350	235
	Arizona Public Service Co.	3.350%	5/15/50	200	131
	Atmos Energy Corp.	5.500%	6/15/41	950	925
	Atmos Energy Corp.	4.150%	1/15/43	1,065	879
	Atmos Energy Corp.	4.125%	10/15/44	517	419
	Atmos Energy Corp.	4.300%	10/1/48	470	396
	Atmos Energy Corp.	4.125%	3/15/49	1,684	1,364
	Atmos Energy Corp.	3.375%	9/15/49	1,495	1,068
	Atmos Energy Corp.	2.850%	2/15/52	1,200	761
[6]	Atmos Energy Corp.	5.750%	10/15/52	750	750
	Avista Corp.	4.350%	6/1/48	850	717
	Baltimore Gas & Electric Co.	6.350%	10/1/36	350	368
	Baltimore Gas & Electric Co.	3.500%	8/15/46	1,068	793
[3]	Baltimore Gas & Electric Co.	3.750%	8/15/47	1,240	950
	Baltimore Gas & Electric Co.	4.250%	9/15/48	675	564
	Baltimore Gas & Electric Co.	3.200%	9/15/49	690	479
	Baltimore Gas & Electric Co.	2.900%	6/15/50	291	189
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	3,816	3,871
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,324	1,326
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,133	1,035
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	906	755
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,556	1,165
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	3,183	2,664
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,752	1,414
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	735	455
[5]	Berkshire Hathaway Energy Co.	4.600%	5/1/53	2,320	1,968
	Black Hills Corp.	4.350%	5/1/33	1,085	958
	Black Hills Corp.	4.200%	9/15/46	1,045	793
[3]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	570	635
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	695	534
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	719	624
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,537	1,234
[3]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	1,881	1,578
[3]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,600	1,149
[3]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	700	525
[3]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	382	352
	CenterPoint Energy Inc.	3.700%	9/1/49	700	502
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	969	952
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	625	503
	Cleco Corporate Holdings LLC	4.973%	5/1/46	858	726
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	988	974
	CMS Energy Corp.	4.875%	3/1/44	1,359	1,169
	Commonwealth Edison Co.	5.900%	3/15/36	870	894
	Commonwealth Edison Co.	6.450%	1/15/38	1,250	1,324
	Commonwealth Edison Co.	3.800%	10/1/42	125	99
	Commonwealth Edison Co.	4.600%	8/15/43	1,415	1,248
	Commonwealth Edison Co.	4.700%	1/15/44	1,650	1,466
	Commonwealth Edison Co.	3.700%	3/1/45	810	608
	Commonwealth Edison Co.	3.650%	6/15/46	1,975	1,499
[3]	Commonwealth Edison Co.	3.750%	8/15/47	573	443
	Commonwealth Edison Co.	4.000%	3/1/48	2,087	1,673
	Commonwealth Edison Co.	4.000%	3/1/49	1,275	1,015
[3]	Commonwealth Edison Co.	3.200%	11/15/49	900	619
	Commonwealth Edison Co.	3.000%	3/1/50	688	462
[3]	Commonwealth Edison Co.	3.125%	3/15/51	1,095	745
[3]	Commonwealth Edison Co.	2.750%	9/1/51	940	597
	Connecticut Light & Power Co.	4.300%	4/15/44	297	250

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Light & Power Co.	4.000%	4/1/48	1,770	1,446
[3]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	1,070	1,005
[3]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	770	766
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,245	1,267
[3]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	960	1,014
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,140	1,069
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	665	645
[3]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	945	744
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	1,588	1,237
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,039	862
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,034	849
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,225	929
[3]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	827	625
[3]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,180	1,000
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	2,125	1,649
[3]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	635	490
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	2,000	1,329
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,201	986
[3]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,075	822
[3]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	950	700
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	1,630	1,284
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	380	265
[3]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	750	448
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	1,480	1,016
	Constellation Energy Generation LLC	6.250%	10/1/39	830	809
	Constellation Energy Generation LLC	5.600%	6/15/42	2,191	1,969
	Consumers Energy Co.	3.950%	5/15/43	700	562
	Consumers Energy Co.	3.250%	8/15/46	1,122	804
	Consumers Energy Co.	3.950%	7/15/47	937	752
	Consumers Energy Co.	4.050%	5/15/48	1,069	871
	Consumers Energy Co.	4.350%	4/15/49	991	844
	Consumers Energy Co.	3.750%	2/15/50	567	435
	Consumers Energy Co.	3.100%	8/15/50	750	507
	Consumers Energy Co.	3.500%	8/1/51	1,320	973
	Consumers Energy Co.	2.650%	8/15/52	600	374
	Consumers Energy Co.	4.200%	9/1/52	955	794
	Consumers Energy Co.	2.500%	5/1/60	1,100	608
	Dayton Power & Light Co.	3.950%	6/15/49	645	495
	Delmarva Power & Light Co.	4.150%	5/15/45	1,543	1,237
[3]	Dominion Energy Inc.	6.300%	3/15/33	540	555
[3]	Dominion Energy Inc.	5.250%	8/1/33	1,000	945
[3]	Dominion Energy Inc.	5.950%	6/15/35	915	901
[3]	Dominion Energy Inc.	3.300%	4/15/41	1,480	1,074
[3]	Dominion Energy Inc.	4.900%	8/1/41	1,350	1,192
[3]	Dominion Energy Inc.	4.050%	9/15/42	730	572
	Dominion Energy Inc.	4.700%	12/1/44	617	513
[3]	Dominion Energy Inc.	4.600%	3/15/49	760	647
[3]	Dominion Energy Inc.	4.850%	8/15/52	1,149	981
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	831	824
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	1,250	1,295
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,800	1,732
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	470	407
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	456	421
[3]	DTE Electric Co.	4.000%	4/1/43	1,010	822
	DTE Electric Co.	4.300%	7/1/44	510	430
	DTE Electric Co.	3.700%	3/15/45	470	365
	DTE Electric Co.	3.700%	6/1/46	1,560	1,200
	DTE Electric Co.	3.750%	8/15/47	662	515

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	DTE Electric Co.	4.050%	5/15/48	1,205	990
	DTE Electric Co.	3.950%	3/1/49	695	563
	DTE Electric Co.	2.950%	3/1/50	872	583
[3]	DTE Electric Co.	3.250%	4/1/51	1,275	894
	Duke Energy Carolinas LLC	6.450%	10/15/32	865	902
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,067	1,052
	Duke Energy Carolinas LLC	6.000%	1/15/38	470	483
	Duke Energy Carolinas LLC	6.050%	4/15/38	500	514
	Duke Energy Carolinas LLC	5.300%	2/15/40	1,060	1,011
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,275	1,067
	Duke Energy Carolinas LLC	4.000%	9/30/42	2,050	1,650
	Duke Energy Carolinas LLC	3.750%	6/1/45	425	323
	Duke Energy Carolinas LLC	3.875%	3/15/46	1,320	1,027
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,225	915
	Duke Energy Carolinas LLC	3.950%	3/15/48	1,985	1,556
	Duke Energy Carolinas LLC	3.200%	8/15/49	1,760	1,215
	Duke Energy Carolinas LLC	3.450%	4/15/51	1,155	825
	Duke Energy Corp.	3.300%	6/15/41	289	201
	Duke Energy Corp.	3.750%	9/1/46	4,927	3,492
	Duke Energy Corp.	3.950%	8/15/47	1,233	902
	Duke Energy Corp.	4.200%	6/15/49	1,310	1,005
	Duke Energy Corp.	3.500%	6/15/51	1,320	890
	Duke Energy Corp.	5.000%	8/15/52	1,000	854
	Duke Energy Florida LLC	6.350%	9/15/37	1,240	1,289
	Duke Energy Florida LLC	6.400%	6/15/38	609	653
	Duke Energy Florida LLC	5.650%	4/1/40	1,150	1,128
	Duke Energy Florida LLC	3.400%	10/1/46	1,587	1,117
	Duke Energy Florida LLC	4.200%	7/15/48	2,020	1,660
	Duke Energy Florida LLC	3.000%	12/15/51	1,050	693
	Duke Energy Indiana LLC	6.120%	10/15/35	906	919
	Duke Energy Indiana LLC	6.350%	8/15/38	1,950	2,017
[3]	Duke Energy Indiana LLC	4.900%	7/15/43	1,040	916
	Duke Energy Indiana LLC	3.750%	5/15/46	1,237	926
[3]	Duke Energy Indiana LLC	3.250%	10/1/49	1,661	1,134
	Duke Energy Indiana LLC	2.750%	4/1/50	325	203
	Duke Energy Ohio Inc.	3.700%	6/15/46	824	616
	Duke Energy Ohio Inc.	4.300%	2/1/49	756	607
	Duke Energy Progress LLC	6.300%	4/1/38	1,055	1,103
	Duke Energy Progress LLC	4.100%	5/15/42	1,925	1,553
	Duke Energy Progress LLC	4.100%	3/15/43	710	581
	Duke Energy Progress LLC	4.150%	12/1/44	1,519	1,225
	Duke Energy Progress LLC	4.200%	8/15/45	1,489	1,206
	Duke Energy Progress LLC	3.700%	10/15/46	830	626
	Duke Energy Progress LLC	3.600%	9/15/47	1,190	889
	Duke Energy Progress LLC	2.500%	8/15/50	400	239
	Duke Energy Progress LLC	2.900%	8/15/51	1,475	957
	Duke Energy Progress LLC	4.000%	4/1/52	852	667
	El Paso Electric Co.	6.000%	5/15/35	978	954
	El Paso Electric Co.	5.000%	12/1/44	1,324	1,159
	Emera US Finance LP	4.750%	6/15/46	2,217	1,743
	Entergy Arkansas LLC	4.200%	4/1/49	337	279
	Entergy Arkansas LLC	2.650%	6/15/51	1,075	650
	Entergy Arkansas LLC	3.350%	6/15/52	960	657
	Entergy Corp.	3.750%	6/15/50	1,825	1,295
	Entergy Louisiana LLC	4.000%	3/15/33	1,013	895
	Entergy Louisiana LLC	4.950%	1/15/45	1,491	1,333
	Entergy Louisiana LLC	4.200%	9/1/48	2,276	1,835
	Entergy Louisiana LLC	4.200%	4/1/50	1,692	1,349

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Louisiana LLC	2.900%	3/15/51	875	556
	Entergy Louisiana LLC	4.750%	9/15/52	550	479
	Entergy Mississippi LLC	3.850%	6/1/49	2,082	1,564
	Entergy Texas Inc.	4.500%	3/30/39	550	470
	Entergy Texas Inc.	3.550%	9/30/49	1,221	863
	Essential Utilities Inc.	4.276%	5/1/49	970	752
	Essential Utilities Inc.	3.351%	4/15/50	1,375	910
	Essential Utilities Inc.	5.300%	5/1/52	975	876
	Evergy Kansas Central Inc.	4.125%	3/1/42	718	581
	Evergy Kansas Central Inc.	4.100%	4/1/43	1,920	1,536
	Evergy Kansas Central Inc.	4.250%	12/1/45	867	699
	Evergy Kansas Central Inc.	3.450%	4/15/50	525	373
	Evergy Metro Inc.	5.300%	10/1/41	915	852
	Evergy Metro Inc.	4.200%	6/15/47	935	763
	Evergy Metro Inc.	4.200%	3/15/48	630	513
[3]	Evergy Metro Inc.	4.125%	4/1/49	1,100	880
	Exelon Corp.	5.625%	6/15/35	975	956
	Exelon Corp.	5.100%	6/15/45	2,974	2,671
	Exelon Corp.	4.450%	4/15/46	1,933	1,582
	Exelon Corp.	4.700%	4/15/50	2,433	2,039
[5]	Exelon Corp.	4.100%	3/15/52	720	557
	Florida Power & Light Co.	5.625%	4/1/34	1,149	1,173
	Florida Power & Light Co.	4.950%	6/1/35	870	833
	Florida Power & Light Co.	5.650%	2/1/37	843	834
	Florida Power & Light Co.	5.950%	2/1/38	760	782
	Florida Power & Light Co.	5.960%	4/1/39	955	992
	Florida Power & Light Co.	5.690%	3/1/40	1,084	1,090
	Florida Power & Light Co.	5.250%	2/1/41	1,760	1,707
	Florida Power & Light Co.	4.050%	6/1/42	1,724	1,437
	Florida Power & Light Co.	3.800%	12/15/42	1,160	937
	Florida Power & Light Co.	4.050%	10/1/44	1,227	1,005
	Florida Power & Light Co.	3.700%	12/1/47	1,665	1,295
	Florida Power & Light Co.	3.950%	3/1/48	2,073	1,666
	Florida Power & Light Co.	4.125%	6/1/48	1,250	1,050
	Florida Power & Light Co.	3.150%	10/1/49	2,290	1,619
	Florida Power & Light Co.	2.875%	12/4/51	1,500	989
[3]	Georgia Power Co.	4.750%	9/1/40	1,270	1,060
	Georgia Power Co.	4.300%	3/15/42	1,748	1,396
	Georgia Power Co.	4.300%	3/15/43	1,385	1,099
[3]	Georgia Power Co.	3.700%	1/30/50	1,630	1,179
[3]	Georgia Power Co.	3.250%	3/15/51	805	532
	Iberdrola International BV	6.750%	7/15/36	682	713
[3]	Idaho Power Co.	4.200%	3/1/48	107	87
[3]	Indiana Michigan Power Co.	4.550%	3/15/46	1,125	940
[3]	Indiana Michigan Power Co.	3.750%	7/1/47	835	616
	Indiana Michigan Power Co.	3.250%	5/1/51	1,250	846
	Interstate Power & Light Co.	6.250%	7/15/39	584	597
	Interstate Power & Light Co.	3.700%	9/15/46	790	577
	Interstate Power & Light Co.	3.100%	11/30/51	855	556
	ITC Holdings Corp.	5.300%	7/1/43	900	798
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	967	898
	Kentucky Utilities Co.	5.125%	11/1/40	1,342	1,233
	Kentucky Utilities Co.	4.375%	10/1/45	1,395	1,159
	Kentucky Utilities Co.	3.300%	6/1/50	1,500	1,044
	Louisville Gas & Electric Co.	4.250%	4/1/49	755	611
	MidAmerican Energy Co.	4.800%	9/15/43	1,033	919
	MidAmerican Energy Co.	4.250%	5/1/46	1,352	1,142
	MidAmerican Energy Co.	3.950%	8/1/47	1,520	1,199

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MidAmerican Energy Co.	3.650%	8/1/48	1,650	1,252
	MidAmerican Energy Co.	4.250%	7/15/49	2,017	1,672
[3]	Mississippi Power Co.	4.250%	3/15/42	1,475	1,171
	National Grid USA	5.803%	4/1/35	1,025	944
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	825	736
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	541	495
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	550	460
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	988	811
[3]	Nevada Power Co.	6.650%	4/1/36	973	1,030
[3]	Nevada Power Co.	6.750%	7/1/37	1,015	1,077
[3]	Nevada Power Co.	3.125%	8/1/50	1,505	970
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/52	1,050	672
	NiSource Inc.	5.950%	6/15/41	766	737
	NiSource Inc.	5.250%	2/15/43	1,667	1,501
	NiSource Inc.	4.800%	2/15/44	1,935	1,625
	NiSource Inc.	5.650%	2/1/45	1,480	1,384
	NiSource Inc.	4.375%	5/15/47	505	401
	NiSource Inc.	3.950%	3/30/48	1,317	978
	Northern States Power Co.	6.250%	6/1/36	890	943
	Northern States Power Co.	6.200%	7/1/37	1,010	1,071
	Northern States Power Co.	5.350%	11/1/39	495	489
	Northern States Power Co.	4.125%	5/15/44	1,175	979
	Northern States Power Co.	4.000%	8/15/45	1,185	963
	Northern States Power Co.	3.600%	9/15/47	400	305
	Northern States Power Co.	2.900%	3/1/50	1,065	711
	Northern States Power Co.	2.600%	6/1/51	1,126	697
	Northern States Power Co.	3.200%	4/1/52	790	553
	Northern States Power Co.	4.500%	6/1/52	1,100	962
	NorthWestern Corp.	4.176%	11/15/44	1,000	793
	NSTAR Electric Co.	5.500%	3/15/40	797	782
	NSTAR Electric Co.	4.400%	3/1/44	935	796
	NSTAR Electric Co.	4.950%	9/15/52	756	705
	Oglethorpe Power Corp.	5.950%	11/1/39	1,435	1,356
	Oglethorpe Power Corp.	5.375%	11/1/40	1,226	1,068
[5]	Oglethorpe Power Corp.	4.500%	4/1/47	1,000	783
	Oglethorpe Power Corp.	5.050%	10/1/48	527	440
	Oglethorpe Power Corp.	5.250%	9/1/50	440	371
	Ohio Edison Co.	6.875%	7/15/36	400	429
	Ohio Power Co.	4.150%	4/1/48	745	595
	Ohio Power Co.	4.000%	6/1/49	1,605	1,237
[3]	Ohio Power Co.	2.900%	10/1/51	740	465
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	975	770
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	500	381
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	940	1,076
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	623	740
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	400	386
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	1,120	986
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	573	551
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	670	524
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,165	924
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,425	1,171
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,245	976
[3]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,480	1,023
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	925	714

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	825	526
[5]	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	950	896
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	735	718
	ONE Gas Inc.	4.658%	2/1/44	1,230	1,031
	ONE Gas Inc.	4.500%	11/1/48	900	712
	Pacific Gas & Electric Co.	4.500%	7/1/40	6,899	5,024
	Pacific Gas & Electric Co.	4.200%	6/1/41	910	623
	Pacific Gas & Electric Co.	4.750%	2/15/44	2,815	2,026
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,465	980
	Pacific Gas & Electric Co.	4.250%	3/15/46	100	67
	Pacific Gas & Electric Co.	3.950%	12/1/47	2,155	1,383
	Pacific Gas & Electric Co.	4.950%	7/1/50	6,305	4,636
	Pacific Gas & Electric Co.	3.500%	8/1/50	1,995	1,216
	Pacific Gas & Electric Co.	5.250%	3/1/52	515	395
	PacifiCorp	5.250%	6/15/35	567	538
	PacifiCorp	6.100%	8/1/36	720	717
	PacifiCorp	6.250%	10/15/37	1,938	1,977
	PacifiCorp	6.350%	7/15/38	940	977
	PacifiCorp	6.000%	1/15/39	1,032	1,029
	PacifiCorp	4.100%	2/1/42	572	463
	PacifiCorp	4.125%	1/15/49	1,140	910
	PacifiCorp	4.150%	2/15/50	1,134	911
	PacifiCorp	3.300%	3/15/51	800	559
	PacifiCorp	2.900%	6/15/52	1,653	1,056
	PECO Energy Co.	5.950%	10/1/36	590	601
	PECO Energy Co.	4.150%	10/1/44	533	441
	PECO Energy Co.	3.700%	9/15/47	625	479
	PECO Energy Co.	3.900%	3/1/48	765	605
	PECO Energy Co.	3.000%	9/15/49	750	504
	PECO Energy Co.	3.050%	3/15/51	555	379
	PECO Energy Co.	2.850%	9/15/51	950	613
	PECO Energy Co.	4.600%	5/15/52	675	594
[3]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/36	525	477
[3]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/47	1,625	1,418
[3]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/51	710	625
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	550	453
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	713	504
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	950	629
	Potomac Electric Power Co.	6.500%	11/15/37	1,420	1,532
	Potomac Electric Power Co.	4.150%	3/15/43	1,120	921
	PPL Electric Utilities Corp.	6.250%	5/15/39	665	691
	PPL Electric Utilities Corp.	4.150%	10/1/45	1,080	870
	PPL Electric Utilities Corp.	3.950%	6/1/47	651	521
	PPL Electric Utilities Corp.	4.150%	6/15/48	1,882	1,551
	PPL Electric Utilities Corp.	3.000%	10/1/49	150	101
	Progress Energy Inc.	6.000%	12/1/39	575	555
[3]	Public Service Co. of Colorado	6.250%	9/1/37	986	1,050
	Public Service Co. of Colorado	6.500%	8/1/38	571	625
	Public Service Co. of Colorado	3.600%	9/15/42	440	339
	Public Service Co. of Colorado	4.300%	3/15/44	665	551
	Public Service Co. of Colorado	3.800%	6/15/47	970	752
	Public Service Co. of Colorado	4.100%	6/15/48	1,250	1,019
	Public Service Co. of Colorado	4.050%	9/15/49	1,042	840
[3]	Public Service Co. of Colorado	2.700%	1/15/51	700	447
[3]	Public Service Co. of Colorado	4.500%	6/1/52	800	691
	Public Service Co. of New Hampshire	3.600%	7/1/49	1,740	1,311
[3]	Public Service Electric & Gas Co.	5.800%	5/1/37	723	742
[3]	Public Service Electric & Gas Co.	5.500%	3/1/40	245	242

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Public Service Electric & Gas Co.	3.950%	5/1/42	705	578
[3]	Public Service Electric & Gas Co.	3.650%	9/1/42	660	511
[3]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,192	936
[3]	Public Service Electric & Gas Co.	3.600%	12/1/47	1,185	896
[3]	Public Service Electric & Gas Co.	4.050%	5/1/48	1,100	897
[3]	Public Service Electric & Gas Co.	3.850%	5/1/49	875	685
[3]	Public Service Electric & Gas Co.	3.200%	8/1/49	895	626
[3]	Public Service Electric & Gas Co.	2.700%	5/1/50	1,275	804
[3]	Public Service Electric & Gas Co.	2.050%	8/1/50	895	485
	Puget Sound Energy Inc.	6.274%	3/15/37	445	460
	Puget Sound Energy Inc.	5.757%	10/1/39	800	787
	Puget Sound Energy Inc.	5.795%	3/15/40	900	879
	Puget Sound Energy Inc.	5.638%	4/15/41	1,015	978
	Puget Sound Energy Inc.	4.300%	5/20/45	774	631
	Puget Sound Energy Inc.	4.223%	6/15/48	996	820
	Puget Sound Energy Inc.	3.250%	9/15/49	1,185	804
	San Diego Gas & Electric Co.	6.000%	6/1/39	615	627
	San Diego Gas & Electric Co.	4.500%	8/15/40	938	808
[3]	San Diego Gas & Electric Co.	3.750%	6/1/47	625	468
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,015	838
[3]	San Diego Gas & Electric Co.	3.320%	4/15/50	1,255	878
	San Diego Gas & Electric Co.	3.700%	3/15/52	1,050	794
[3]	SCE Recovery Funding LLC	2.943%	11/15/42	525	410
	Sempra Energy	3.800%	2/1/38	1,577	1,231
	Sempra Energy	6.000%	10/15/39	2,050	1,995
	Sempra Energy	4.000%	2/1/48	1,342	1,003
	Southern California Edison Co.	6.000%	1/15/34	1,085	1,075
[3]	Southern California Edison Co.	5.750%	4/1/35	1,070	1,010
[3]	Southern California Edison Co.	5.350%	7/15/35	1,095	1,016
	Southern California Edison Co.	5.625%	2/1/36	1,040	970
[3]	Southern California Edison Co.	5.550%	1/15/37	640	581
[3]	Southern California Edison Co.	5.950%	2/1/38	1,175	1,126
	Southern California Edison Co.	6.050%	3/15/39	940	907
	Southern California Edison Co.	5.500%	3/15/40	905	826
	Southern California Edison Co.	4.500%	9/1/40	1,605	1,293
	Southern California Edison Co.	4.050%	3/15/42	885	658
[3]	Southern California Edison Co.	3.900%	3/15/43	1,957	1,437
	Southern California Edison Co.	4.650%	10/1/43	2,140	1,758
[3]	Southern California Edison Co.	3.600%	2/1/45	865	582
	Southern California Edison Co.	4.000%	4/1/47	540	395
[3]	Southern California Edison Co.	4.125%	3/1/48	2,305	1,713
[3]	Southern California Edison Co.	4.875%	3/1/49	1,750	1,461
	Southern California Edison Co.	3.650%	2/1/50	1,220	836
[3]	Southern California Edison Co.	2.950%	2/1/51	1,235	753
[3]	Southern California Edison Co.	3.650%	6/1/51	1,100	763
	Southern California Edison Co.	3.450%	2/1/52	1,075	723
[3]	Southern California Edison Co.	5.450%	6/1/52	750	671
	Southern California Gas Co.	5.125%	11/15/40	400	363
	Southern California Gas Co.	3.750%	9/15/42	725	543
[3]	Southern California Gas Co.	4.125%	6/1/48	875	683
[3]	Southern California Gas Co.	4.300%	1/15/49	1,225	985
[3]	Southern California Gas Co.	3.950%	2/15/50	1,499	1,144
	Southern Co.	4.250%	7/1/36	1,675	1,412
	Southern Co.	4.400%	7/1/46	2,758	2,168
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	1,602	1,548
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	930	743
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	1,215	902
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	850	666

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern Power Co.	5.150%	9/15/41	1,170	1,028
	Southern Power Co.	5.250%	7/15/43	805	696
[3]	Southern Power Co.	4.950%	12/15/46	1,030	864
	Southwest Gas Corp.	3.800%	9/29/46	675	453
	Southwest Gas Corp.	4.150%	6/1/49	730	518
	Southwestern Electric Power Co.	6.200%	3/15/40	860	837
[3]	Southwestern Electric Power Co.	3.900%	4/1/45	490	357
[3]	Southwestern Electric Power Co.	3.850%	2/1/48	655	472
	Southwestern Electric Power Co.	3.250%	11/1/51	2,000	1,280
	Southwestern Public Service Co.	4.500%	8/15/41	996	855
	Southwestern Public Service Co.	3.400%	8/15/46	1,200	861
	Southwestern Public Service Co.	3.700%	8/15/47	640	476
[3]	Southwestern Public Service Co.	4.400%	11/15/48	1,000	831
[3]	Southwestern Public Service Co.	3.150%	5/1/50	906	624
	Tampa Electric Co.	4.100%	6/15/42	725	585
	Tampa Electric Co.	4.350%	5/15/44	685	564
	Tampa Electric Co.	4.300%	6/15/48	1,050	864
	Tampa Electric Co.	4.450%	6/15/49	575	484
	Tampa Electric Co.	3.625%	6/15/50	900	658
	Tampa Electric Co.	3.450%	3/15/51	1,000	701
	Toledo Edison Co.	6.150%	5/15/37	700	721
	Tucson Electric Power Co.	4.850%	12/1/48	1,015	876
	Tucson Electric Power Co.	4.000%	6/15/50	600	458
	Union Electric Co.	5.300%	8/1/37	405	384
	Union Electric Co.	8.450%	3/15/39	710	864
	Union Electric Co.	3.900%	9/15/42	1,225	979
	Union Electric Co.	3.650%	4/15/45	1,192	899
	Union Electric Co.	4.000%	4/1/48	700	557
	Union Electric Co.	3.250%	10/1/49	575	401
	Union Electric Co.	2.625%	3/15/51	1,092	675
	Union Electric Co.	3.900%	4/1/52	555	436
	Veolia Environnement SA	6.750%	6/1/38	522	564
[3]	Virginia Electric & Power Co.	6.000%	1/15/36	1,067	1,073
[3]	Virginia Electric & Power Co.	6.000%	5/15/37	1,953	1,964
	Virginia Electric & Power Co.	6.350%	11/30/37	1,756	1,815
	Virginia Electric & Power Co.	4.000%	1/15/43	1,950	1,531
[3]	Virginia Electric & Power Co.	4.650%	8/15/43	1,187	1,022
[3]	Virginia Electric & Power Co.	4.200%	5/15/45	1,303	1,039
[3]	Virginia Electric & Power Co.	4.000%	11/15/46	870	691
[3]	Virginia Electric & Power Co.	3.800%	9/15/47	1,243	953
	Virginia Electric & Power Co.	4.600%	12/1/48	1,000	869
	Virginia Electric & Power Co.	3.300%	12/1/49	1,203	851
	Virginia Electric & Power Co.	2.450%	12/15/50	1,090	637
	Virginia Electric & Power Co.	2.950%	11/15/51	2,060	1,340
[3]	Virginia Electric & Power Co.	4.625%	5/15/52	1,200	1,033
[3]	Washington Gas Light Co.	3.796%	9/15/46	980	754
[3]	Washington Gas Light Co.	3.650%	9/15/49	880	660
	Wisconsin Electric Power Co.	5.625%	5/15/33	605	612
	Wisconsin Electric Power Co.	5.700%	12/1/36	440	436
	Wisconsin Electric Power Co.	4.300%	10/15/48	1,050	865
	Wisconsin Power & Light Co.	6.375%	8/15/37	890	937
	Wisconsin Power & Light Co.	3.650%	4/1/50	600	440
	Wisconsin Public Service Corp.	3.671%	12/1/42	415	314
	Wisconsin Public Service Corp.	4.752%	11/1/44	1,689	1,469
	Wisconsin Public Service Corp.	2.850%	12/1/51	1,000	646
	Xcel Energy Inc.	6.500%	7/1/36	791	823

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Xcel Energy Inc.	3.500%	12/1/49	1,370	973
					453,259
Total Corporate Bonds (Cost $4,888,004)					3,632,093
Sovereign Bonds (3.0%)
	Equinor ASA	3.625%	4/6/40	2,793	2,244
	Equinor ASA	5.100%	8/17/40	1,330	1,272
	Equinor ASA	4.250%	11/23/41	2,040	1,761
	Equinor ASA	3.950%	5/15/43	1,792	1,459
	Equinor ASA	4.800%	11/8/43	2,020	1,845
	Equinor ASA	3.250%	11/18/49	2,615	1,874
	Equinor ASA	3.700%	4/6/50	1,111	862
	European Investment Bank	4.875%	2/15/36	2,654	2,848
	Export-Import Bank of Korea	2.500%	6/29/41	1,005	729
[3]	Inter-American Development Bank	3.875%	10/28/41	1,320	1,230
	Inter-American Development Bank	3.200%	8/7/42	1,065	895
	Inter-American Development Bank	4.375%	1/24/44	1,108	1,105
[3]	International Bank for Reconstruction & Development	4.750%	2/15/35	740	774
[7]	KFW	0.000%	4/18/36	2,585	1,480
[7]	KFW	0.000%	6/29/37	1,784	985
[3]	Oriental Republic of Uruguay	7.625%	3/21/36	1,945	2,336
[3]	Oriental Republic of Uruguay	4.125%	11/20/45	810	698
[3]	Oriental Republic of Uruguay	5.100%	6/18/50	7,817	7,128
[3]	Oriental Republic of Uruguay	4.975%	4/20/55	5,302	4,722
	Province of British Columbia	7.250%	9/1/36	755	994
[3]	Republic of Chile	2.550%	7/27/33	2,791	2,093
[3]	Republic of Chile	3.500%	1/31/34	3,775	3,081
[3]	Republic of Chile	3.100%	5/7/41	5,200	3,515
[3]	Republic of Chile	4.340%	3/7/42	4,110	3,249
[3]	Republic of Chile	3.500%	1/25/50	3,635	2,468
[3]	Republic of Chile	4.000%	1/31/52	4,945	3,616
[3]	Republic of Chile	3.100%	1/22/61	3,740	2,173
[3]	Republic of Chile	3.250%	9/21/71	1,950	1,112
	Republic of Hungary	7.625%	3/29/41	2,372	2,341
	Republic of Indonesia	4.350%	1/11/48	2,335	1,846
	Republic of Indonesia	5.350%	2/11/49	2,517	2,221
	Republic of Indonesia	3.700%	10/30/49	2,980	2,147
	Republic of Indonesia	3.500%	2/14/50	2,445	1,703
	Republic of Indonesia	4.200%	10/15/50	3,325	2,543
	Republic of Indonesia	3.050%	3/12/51	1,947	1,291
[3]	Republic of Indonesia	4.300%	3/31/52	1,880	1,460
[3]	Republic of Indonesia	5.450%	9/20/52	400	366
[3]	Republic of Indonesia	3.200%	9/23/61	851	528
	Republic of Indonesia	4.450%	4/15/70	2,180	1,657
	Republic of Indonesia	3.350%	3/12/71	1,770	1,090
	Republic of Italy	5.375%	6/15/33	1,695	1,617
	Republic of Italy	4.000%	10/17/49	4,153	2,977
	Republic of Italy	3.875%	5/6/51	6,450	4,408
	Republic of Korea	4.125%	6/10/44	2,333	2,217
	Republic of Korea	3.875%	9/20/48	829	746
[3]	Republic of Panama	6.700%	1/26/36	4,985	4,879
[3]	Republic of Panama	4.500%	5/15/47	2,610	1,853
[3]	Republic of Panama	4.500%	4/16/50	4,762	3,302
[3]	Republic of Panama	4.300%	4/29/53	3,233	2,155
[3]	Republic of Panama	4.500%	4/1/56	4,710	3,174
[3]	Republic of Panama	3.870%	7/23/60	5,695	3,370
[3]	Republic of Panama	4.500%	1/19/63	2,605	1,704

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Republic of Peru	1.862%	12/1/32	1,139	803
	Republic of Peru	8.750%	11/21/33	5,575	6,733
[3]	Republic of Peru	3.000%	1/15/34	5,658	4,259
[3]	Republic of Peru	6.550%	3/14/37	2,567	2,632
[3]	Republic of Peru	3.300%	3/11/41	1,030	707
	Republic of Peru	5.625%	11/18/50	5,711	5,365
[3]	Republic of Peru	3.550%	3/10/51	1,085	723
[3]	Republic of Peru	2.780%	12/1/60	2,345	1,267
[3]	Republic of Peru	3.600%	1/15/72	3,025	1,819
[3]	Republic of Peru	3.230%	7/28/21	1,990	1,073
	Republic of the Philippines	3.556%	9/29/32	2,200	1,915
	Republic of the Philippines	6.375%	10/23/34	2,918	3,047
	Republic of the Philippines	5.000%	1/13/37	1,505	1,399
	Republic of the Philippines	3.950%	1/20/40	5,992	4,770
	Republic of the Philippines	3.700%	3/1/41	1,750	1,357
	Republic of the Philippines	3.700%	2/2/42	5,140	3,948
	Republic of the Philippines	2.950%	5/5/45	3,799	2,499
	Republic of the Philippines	2.650%	12/10/45	2,410	1,491
	Republic of the Philippines	3.200%	7/6/46	3,565	2,385
	Republic of the Philippines	4.200%	3/29/47	1,900	1,496
	State of Israel	4.500%	1/30/43	3,193	2,931
	State of Israel	4.125%	1/17/48	2,670	2,270
	State of Israel	3.375%	1/15/50	3,732	2,759
	State of Israel	3.875%	7/3/50	4,295	3,457
	State of Israel	4.500%	4/3/20	1,363	1,103
[3]	United Mexican States	7.500%	4/8/33	3,007	3,300
[3]	United Mexican States	4.875%	5/19/33	1,075	948
[3]	United Mexican States	3.500%	2/12/34	5,680	4,339
[3]	United Mexican States	6.750%	9/27/34	50	51
	United Mexican States	6.050%	1/11/40	6,474	6,008
[3]	United Mexican States	4.280%	8/14/41	6,051	4,428
[3]	United Mexican States	4.750%	3/8/44	7,806	6,005
	United Mexican States	5.550%	1/21/45	5,445	4,666
	United Mexican States	4.600%	1/23/46	5,476	4,042
	United Mexican States	4.350%	1/15/47	2,878	2,032
	United Mexican States	4.600%	2/10/48	4,561	3,330
[3]	United Mexican States	4.500%	1/31/50	4,780	3,438
[3]	United Mexican States	5.000%	4/27/51	4,414	3,397
[3]	United Mexican States	4.400%	2/12/52	5,005	3,454
[3]	United Mexican States	3.771%	5/24/61	6,177	3,657
[3]	United Mexican States	5.750%	10/12/10	5,190	4,009
Total Sovereign Bonds (Cost $313,456)					229,455
Taxable Municipal Bonds (3.1%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	750	556
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	675	818
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	755	822
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	645	796
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	395	413
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	1,545	2,052
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	1,095	1,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	2,285	2,601
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,680	2,058
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	910	1,107
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	750	506
	Broward County FL Airport System Revenue	3.477%	10/1/43	745	574
	California GO	4.500%	4/1/33	1,425	1,372
	California GO	7.500%	4/1/34	3,885	4,625
	California GO	4.600%	4/1/38	1,350	1,262
	California GO	7.550%	4/1/39	5,720	7,123
	California GO	7.300%	10/1/39	3,405	4,075
	California GO	7.350%	11/1/39	1,650	1,983
	California GO	7.625%	3/1/40	2,365	2,934
	California GO	7.600%	11/1/40	4,210	5,293
	California Health Facilities Financing Authority Revenue	4.353%	6/1/41	200	177
	California State University Systemwide Revenue	3.899%	11/1/47	200	170
	California State University Systemwide Revenue	2.897%	11/1/51	650	447
	California State University Systemwide Revenue	2.975%	11/1/51	1,385	949
	California State University Systemwide Revenue	2.719%	11/1/52	725	458
	California State University Systemwide Revenue	2.939%	11/1/52	725	480
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	839
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	500	353
	Chicago IL GO Prere.	7.045%	1/1/23	80	81
	Chicago IL GO	7.045%	1/1/29	515	513
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	1,245	1,341
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	650	732
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	300	264
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	1,040	914
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	4,150	4,660
	Clark County NV Airport System Revenue	6.820%	7/1/45	1,025	1,222
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	1,000	850
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	975	783
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/42	670	470
	Cook County IL GO	6.229%	11/15/34	925	988
	Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	885
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,045	1,147
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	990	962
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	1,065	1,188
[8]	Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,511

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	955	772
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	1,375	1,006
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	625	438
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	400	349
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	1,000	1,036
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	725	636
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	850	931
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	1,690	1,240
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	2,461	2,666
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,951	2,154
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	525	543
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	500	380
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	600	472
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	500	399
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	1,000	751
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	750	569
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	800	573
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	975	843
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	1,450	1,003
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	875	872
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	2,000	1,395
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	575	446
	Houston TX GO	6.290%	3/1/32	705	740
	Houston TX GO	3.961%	3/1/47	1,135	954
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	400	283
	Illinois GO	5.100%	6/1/33	16,685	15,893
	Illinois GO	6.630%	2/1/35	820	833
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	790	844
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	1,050	1,017
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	700	544
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	775	753
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	800	750
[9]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	401

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Community College District GO	6.750%	8/1/49	1,440	1,774
[10]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	500	424
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	575	596
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	1,225	1,429
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	925	1,086
	Los Angeles CA Unified School District GO	5.750%	7/1/34	2,030	2,078
	Los Angeles CA Unified School District GO	6.758%	7/1/34	2,790	3,078
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	1,025	1,082
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	700	872
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/33	1,400	1,329
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	795	872
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	750	532
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	575	383
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	850	917
	Massachusetts GO	2.663%	9/1/39	987	764
	Massachusetts GO	5.456%	12/1/39	1,485	1,527
	Massachusetts GO	2.813%	9/1/43	1,345	970
	Massachusetts GO	2.900%	9/1/49	580	411
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	1,005	1,092
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	960	760
	Massachusetts Transportation Fund Revenue	5.731%	6/1/40	865	903
	Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	600	456
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	675	767
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	880	1,079
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	1,605	1,392
	Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	1,005	784
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	950	789
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	1,170	932
	Michigan State University Revenue	4.165%	8/15/22	1,000	744
	Michigan Strategic Fund Limited Obligation Revenue	3.225%	9/1/47	700	499
	Mississippi GO	5.245%	11/1/34	700	708
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	1,000	718
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	825	623

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.081%	6/15/39	650	540
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	1,205	1,292
New Jersey Transportation Trust Fund Authority Transportation System Revenue	4.131%	6/15/42	920	737
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	2,464	3,015
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	3,660	4,323
New York City NY GO	5.517%	10/1/37	775	781
New York City NY GO	6.271%	12/1/37	750	814
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	975	1,046
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	730	778
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	800	875
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	530	583
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	935	971
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	985	1,078
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	600	622
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	700	715
New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	850	865
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	815	816
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	40	42
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	40	43
New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	2,425	2,157
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,490	1,810
New York State Dormitory Authority Revenue	3.142%	7/1/43	370	282
New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	1,000	758
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	1,830	1,886
New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	770	801
New York State Dormitory Authority Revenue (Personal Income Tax)	3.190%	2/15/43	1,300	953
New York State Thruway Authority General Revenue	2.900%	1/1/35	635	519
New York State Thruway Authority General Revenue	3.500%	1/1/42	1,100	863
New York State Urban Development Corp. Revenue (Personal Income Tax)	3.900%	3/15/33	775	701
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	1,050	1,086
North Texas Tollway Authority System Revenue	3.011%	1/1/43	250	181
North Texas Tollway Authority System Revenue	6.718%	1/1/49	1,985	2,354
Ohio State University General Receipts Revenue	4.910%	6/1/40	1,250	1,250
Ohio State University General Receipts Revenue	3.798%	12/1/46	650	539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio State University General Receipts Revenue	4.800%	6/1/11	1,072	926
	Ohio Turnpike Commission Revenue	3.216%	2/15/48	975	708
	Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,125	1,132
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	700	649
	Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	780	839
[9]	Oregon GO	3.424%	3/1/60	650	458
	Pennsylvania State University	2.790%	9/1/43	750	531
	Pennsylvania State University	2.840%	9/1/50	780	534
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	920	954
	Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	625	437
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	875	908
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	915	950
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	1,000	958
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	875	867
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	675	557
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	1,500	1,061
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	1,720	1,647
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	900	588
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	3,820	3,338
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	1,350	1,259
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	635	417
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	710	777
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	660	685
	Rutgers State University New Jersey Revenue	3.270%	5/1/43	400	314
	Rutgers State University New Jersey Revenue	3.915%	5/1/19	705	495
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	1,190	969
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	725	581
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	650	603
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	1,120	1,106
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	750	804
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	550	575
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	750	692
	San Antonio TX Electric & Gas Systems Revenue	2.905%	2/1/48	675	474
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	1,065	1,187
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,175	1,324
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	915	1,127
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	775	675

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	800	900
	Texas GO	5.517%	4/1/39	2,165	2,269
	Texas GO	3.211%	4/1/44	1,300	1,016
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	1,825	1,382
	Texas Transportation Commission GO	4.681%	4/1/40	450	433
	Texas Transportation Commission GO	2.562%	4/1/42	660	470
	Texas Transportation Commission GO	2.472%	10/1/44	1,000	654
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	685	627
[10]	Tucson City AZ COP	2.856%	7/1/47	725	499
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	1,075	1,227
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	900	1,026
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,625	1,080
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	700	617
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	1,560	1,021
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	565	363
	University of California Revenue	5.770%	5/15/43	980	1,024
	University of California Revenue	5.946%	5/15/45	1,275	1,355
	University of California Revenue	3.071%	5/15/51	1,000	667
	University of California Revenue	4.858%	5/15/12	1,640	1,405
	University of California Revenue	4.767%	5/15/15	900	751
	University of Michigan Revenue	2.437%	4/1/40	950	673
	University of Michigan Revenue	2.562%	4/1/50	500	317
	University of Michigan Revenue	3.504%	4/1/52	600	460
	University of Michigan Revenue	3.504%	4/1/52	500	383
	University of Michigan Revenue	4.454%	4/1/22	2,400	1,916
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	775	555
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	925	624
	University of Texas Financing System Revenue	4.794%	8/15/46	1,075	1,045
	University of Texas Financing System Revenue	3.354%	8/15/47	800	608
	University of Texas Financing System Revenue	2.439%	8/15/49	625	386
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	690	506
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	1,000	738
	University of Virginia Revenue	2.256%	9/1/50	1,675	998
	University of Virginia Revenue	4.179%	9/1/17	975	768
	Washington GO	5.140%	8/1/40	860	889
[10]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	3.846%	11/1/50	80	58
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	875	782
Total Taxable Municipal Bonds (Cost $258,548)					238,150

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[11]	Vanguard Market Liquidity Fund (Cost $50,015)	2.828%	500,333	50,018
Total Investments (99.1%) (Cost $9,983,805)				7,558,819
Other Assets and Liabilities—Net (0.9%)				67,607
Net Assets (100%)				7,626,426
Cost is in $000.
1	Securities with a value of $1,024,000 have been segregated as initial margin for open futures contracts.
2	U.S. government-guaranteed.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the aggregate value was $83,857,000, representing 1.1% of net assets.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2022.
7	Guaranteed by the Federal Republic of Germany.
8	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
GO—General Obligation Bond.
Prere.—Prerefunded.
SO—Special Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Long U.S. Treasury Bond	December 2022	214	27,051	(2,241)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,409,103	—	3,409,103
Corporate Bonds	—	3,632,093	—	3,632,093
Sovereign Bonds	—	229,455	—	229,455
Taxable Municipal Bonds	—	238,150	—	238,150
Temporary Cash Investments	50,018	—	—	50,018
Total	50,018	7,508,801	—	7,558,819

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	2,241	—	—	2,241
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.